Delaware Life

Variable Account I

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-5

Financial Statements

Statement of Assets and Liabilities	6-11

Statement of Operations	12-46

Statements of Changes in Net Assets	47-98

Notes to the Financial Statements	99-129

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account I:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account I (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio Class B Sub-Account (A71)

AB VPS International Value Portfolio (Class B) Sub-Account (A98)

Alger Growth & Income Portfolio I-2 Sub-Account (A55)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)

American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)

American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)

American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)

American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)

American Funds Insurance Series International Fund Class 2 Sub-Account (300)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)

LVIP Nomura SMID Cap Core Fund Standard Class Sub-Account (D37) (2)

DWS Small Cap Index VIP Class B Sub-Account (D55)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)

Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (F29)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)

Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Sub-Account (F14)

Fidelity VIP Growth Portfolio (Service Class) Sub-Account (F21)

Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (F26)

Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FM7)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)

Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (F23)

First Eagle Overseas Variable Fund Sub-Account (FE3)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)

Franklin Templeton U.S. Government Securities VIP Fund Class 2 Sub-Account (T29) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)

Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (G32)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15)

Invesco V.I. American Value Fund Series II Sub-Account (V35)

Invesco V.I. Comstock Fund Series II Sub-Account (V13)

Invesco V.I. Core Equity Fund I Sub-Account (A39)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)

M Capital Appreciation Fund Sub-Account (MB0)

M International Equity Fund Sub-Account (MB1)

M Large Cap Growth Value Fund Sub-Account (MB5)

M Large Cap Value Fund Sub-Account (MA9)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT Total Return Series Service Class Sub-Account (M35)

MFS VIT I Growth Series Initial Class Sub-Account (M31)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)

MFS VIT I Research Series Initial Class Sub-Account (M33)

MFS VIT I Utilities Series Initial Class Sub-Account (M44)

MFS VIT I Utilities Series Service Class Sub-Account (M40)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT I Value Series Service Class Sub-Account (M08)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)

MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (MF4)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)

MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (MF8)

MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (MG0)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (MG5)

MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (ME0)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)

Invesco V.I. Discovery Large Cap Fund-Series I Sub-Account (O01) (3)

Invesco V.I. Discovery Large Cap Fund-Series II Sub-Account (O19) (4)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)

Invesco V.I. Global Fund, Series II Sub-Account (O20)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)

PIMCO VIT Global Managed Asset Allocation Portfolio Administrative Class Sub-Account (PK9)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)

Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) (5)

(1) Statement of assets and liabilities as of December 31, 2025.

(2) Formerly LVIP Macquarie SMID Cap Core Fund Standard Class Sub-Account.

(3) Formerly Invesco V.I. Capital Appreciation Fund, Series I Sub-Account.

(4) Formerly Invesco V.I. Capital Appreciation Fund, Series II Sub-Account.

(5) Formerly Wanger Acorn Sub-Account.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Total Assets	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	16,807	$165,504	$165,207	$165,207	$165,207
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	2,827	93,652	85,551	85,551	85,551
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	168,996	4,824,109	5,213,532	5,213,532	5,213,532
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	2,891	45,831	60,185	60,185	60,185
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	21,467	602,701	753,928	753,928	753,928
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	63,075	1,363,330	1,502,452	1,502,452	1,502,452
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	2,587	48,331	48,222	48,222	48,222
American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)	64,629	895,702	1,149,748	1,149,748	1,149,748
American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)	462,932	4,349,101	4,337,674	4,337,674	4,337,674
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	5,670	183,788	216,077	216,077	216,077
American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)	23,863	335,578	438,605	438,605	438,605
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	53	939	1,018	1,018	1,018
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	13,798	1,290,723	1,915,152	1,915,152	1,915,152
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	9,381	511,049	621,772	621,772	621,772
American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)	8,418	74,611	76,431	76,431	76,431
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	270,358	5,100,523	6,007,363	6,007,363	6,007,363
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	214,177	3,119,622	2,857,129	2,857,129	2,857,129
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	12,640	309,069	691,034	691,034	691,034
LVIP Nomura SMID Cap Core Fund Standard Class Sub-Account (D37) ¹	34,439	804,977	1,011,074	1,011,074	1,011,074
DWS Small Cap Index VIP Class B Sub-Account (D55)	295,745	3,998,815	4,448,009	4,448,009	4,448,009
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	196,687	2,579,701	2,771,324	2,771,324	2,771,324
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	222,779	4,071,186	4,531,327	4,531,327	4,531,327
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	109,379	2,437,999	2,783,712	2,783,712	2,783,712
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	55,380	2,664,973	3,148,934	3,148,934	3,148,934
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (F29)	255,127	11,176,665	15,136,694	15,136,694	15,136,694
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	355	4,464	4,659	4,659	4,659
Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Sub-Account (F14)	3,971	59,745	69,619	69,619	69,619
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (F21)	74,351	6,993,510	7,179,372	7,179,372	7,179,372
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (F26)	57,970	18,988,978	37,692,615	37,692,615	37,692,615
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FM7)	34,206	11,213,664	22,470,760	22,470,760	22,470,760
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	62,063	2,301,489	2,182,762	2,182,762	2,182,762
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	2,244,912	2,244,912	2,244,912	2,244,912	2,244,912
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (F23)	249,910	5,676,755	6,827,535	6,827,535	6,827,535
First Eagle Overseas Variable Fund Sub-Account (FE3)	54,148	1,327,631	1,511,798	1,511,798	1,511,798
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	314,968	4,182,618	5,108,784	5,108,784	5,108,784
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	6,827	39,588	37,823	37,823	37,823
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	113,461	1,290,209	1,605,466	1,605,466	1,605,466
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	93,612	1,359,032	1,419,157	1,419,157	1,419,157
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	48,633	791,174	782,996	782,996	782,996
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	73,084	962,432	1,013,678	1,013,678	1,013,678
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	55,914	549,793	510,489	510,489	510,489
Franklin Templeton U.S. Government Securities VIP Fund Class 2 Sub-Account (T29) ²	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Total Assets	Net Assets
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	13,347	$116,947	$109,181	$109,181	$109,181
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (G32)	37,963	658,367	618,421	618,421	618,421
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	20,110	253,494	287,177	287,177	287,177
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	26,868	232,414	279,159	279,159	279,159
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	341,644	6,781,660	7,444,419	7,444,419	7,444,419
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	18,203	1,128,589	1,474,447	1,474,447	1,474,447
Invesco V.I. American Value Fund Series II Sub-Account (V35)	60,310	934,741	1,071,103	1,071,103	1,071,103
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	10,056	202,509	214,087	214,087	214,087
Invesco V.I. Core Equity Fund I Sub-Account (A39)	30,229	926,930	1,089,160	1,089,160	1,089,160
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	30,114	538,414	545,665	545,665	545,665
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	114,482	2,278,402	2,441,896	2,441,896	2,441,896
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	136,292	4,665,833	4,921,477	4,921,477	4,921,477
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	25,226	441,074	506,034	506,034	506,034
M Capital Appreciation Fund Sub-Account (MB0)	63,768	1,662,913	1,564,235	1,564,235	1,564,235
M International Equity Fund Sub-Account (MB1)	48,869	610,579	864,006	864,006	864,006
M Large Cap Growth Value Fund Sub-Account (MB5)	79,600	2,702,751	2,372,872	2,372,872	2,372,872
M Large Cap Value Fund Sub-Account (MA9)	32,570	446,774	554,999	554,999	554,999
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	1,980,142	1,980,142	1,980,142	1,980,142	1,980,142
MFS VIT Total Return Series Initial Class Sub-Account (M07)	127,914	3,061,004	2,984,228	2,984,228	2,984,228
MFS VIT Total Return Series Service Class Sub-Account (M35)	13,832	322,449	313,157	313,157	313,157
MFS VIT I Growth Series Initial Class Sub-Account (M31)	42,220	2,633,574	2,864,627	2,864,627	2,864,627
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	668,467	6,235,294	5,334,369	5,334,369	5,334,369
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	155,863	2,650,304	2,431,458	2,431,458	2,431,458
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	455,027	5,501,234	5,360,219	5,360,219	5,360,219
MFS VIT I Research Series Initial Class Sub-Account (M33)	175,644	5,242,480	5,355,384	5,355,384	5,355,384
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	68,694	2,265,112	2,591,816	2,591,816	2,591,816
MFS VIT I Utilities Series Service Class Sub-Account (M40)	5,972	197,291	219,901	219,901	219,901
MFS VIT I Value Series Initial Class Sub-Account (M83)	370,093	7,658,377	8,238,269	8,238,269	8,238,269
MFS VIT I Value Series Service Class Sub-Account (M08)	53,618	1,072,911	1,156,544	1,156,544	1,156,544
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	35,942	1,980,067	2,185,980	2,185,980	2,185,980
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	162,244	1,714,077	1,538,071	1,538,071	1,538,071
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	189,030	2,499,396	3,274,006	3,274,006	3,274,006
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	3,599	49,512	51,035	51,035	51,035
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	115,987	1,351,520	1,254,977	1,254,977	1,254,977
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	10,583	124,490	113,881	113,881	113,881
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	681,429	3,616,847	3,468,475	3,468,475	3,468,475
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	158,970	2,510,685	2,851,922	2,851,922	2,851,922
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	21,418	319,747	376,955	376,955	376,955
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	106,391	2,315,248	2,399,126	2,399,126	2,399,126
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	14,863	226,518	301,274	301,274	301,274
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	395,822	3,954,489	3,867,180	3,867,180	3,867,180
MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (MF4)	184,932	1,986,138	1,810,488	1,810,488	1,810,488

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Total Assets	Net Assets
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	348,615	$4,744,070	$4,423,928	$4,423,928	$4,423,928
MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (MF8)	269,063	2,903,515	2,862,826	2,862,826	2,862,826
MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (MG0)	45,912	384,751	371,429	371,429	371,429
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	427,725	4,311,141	4,371,347	4,371,347	4,371,347
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	585,523	5,405,162	5,919,638	5,919,638	5,919,638
MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (MG5)	397,844	4,703,000	4,495,638	4,495,638	4,495,638
MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (ME0)	92,567	732,217	682,219	682,219	682,219
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	122,549	776,042	787,986	787,986	787,986
Invesco V.I. Discovery Large Cap Fund-Series I Sub-Account (O01) ¹	40,339	2,088,089	2,551,417	2,551,417	2,551,417
Invesco V.I. Discovery Large Cap Fund-Series II Sub-Account (O19) ¹	2,344	108,505	138,847	138,847	138,847
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	2,265	159,877	170,321	170,321	170,321
Invesco V.I. Global Fund, Series II Sub-Account (O20)	6,633	245,649	240,776	240,776	240,776
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	2,172	39,436	46,593	46,593	46,593
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	64,276	373,228	404,297	404,297	404,297
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	200,466	2,381,182	2,289,323	2,289,323	2,289,323
PIMCO VIT Global Managed Asset Allocation Portfolio Administrative Class Sub-Account (PK9)	2,138	22,434	24,970	24,970	24,970
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	119,261	1,484,619	1,432,324	1,432,324	1,432,324
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	775,570	7,131,966	7,329,139	7,329,139	7,329,139
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)	184,581	7,223,479	12,058,708	12,058,708	12,058,708
Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) ¹	2,285	31,379	36,326	36,326	36,326

[1]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account is active but had zero balance since 2022 and is , therefore, not disclosed in the Statement of Operations and Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Net Assets
Net Assets:
AL1	4,969	$165,207
A70	3,389	85,551
A71	99,002	5,213,532
A98	4,801	60,185
A55	11,612	753,928
A54	21,392	1,502,452
A51	926	48,222
308	17,159	1,149,748
301	254,746	4,337,674
304	3,076	216,077
309	7,828	438,605
306	26	1,018
303	15,510	1,915,152
302	7,751	621,772
305	2,423	76,431
300	194,441	6,007,363
B18	88,908	2,857,129
C60	15,408	691,034
D37	10,863	1,011,074
D55	64,979	4,448,009
S61	48,511	2,771,324
D18	74,403	4,531,327
FD7	47,639	2,783,712
F24	50,461	3,148,934
F29	121,538	15,136,694
F15	180	4,659
F14	2,347	69,619
F21	80,701	7,179,372
F26	620,137	37,692,615
FM7	284,285	22,470,760
F41	53,720	2,182,762
FM8	148,868	2,244,912
F23	188,079	6,827,535
FE3	52,310	1,511,798
T20	120,316	5,108,784

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value
Net Assets (continued):
FE6	1,082	$37,823
F56	34,579	1,605,466
F59	51,967	1,419,157
F54	29,866	782,996
F53	25,600	1,013,678
T28	26,104	510,489
T29	—	—
G30	2,393	109,181
G32	9,204	618,421
521	3,803	287,177
G33	11,129	279,159
G31	105,387	7,444,419
V15	23,799	1,474,447
V35	16,222	1,071,103
V13	4,804	214,087
A39	23,627	1,089,160
V11	12,780	545,665
IB1	37,700	2,441,896
A21	137,178	4,921,477
I76	12,915	506,034
MB0	30,332	1,564,235
MB1	51,790	864,006
MB5	34,148	2,372,872
MA9	15,079	554,999
MD8	168,216	1,980,142
M07	124,073	2,984,228
M35	13,284	313,157
M31	40,802	2,864,627
MF1	109,904	5,334,369
M05	64,402	2,431,458
M06	395,864	5,360,219
M33	104,727	5,355,384
M44	119,329	2,591,816
M40	10,534	219,901

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value
Net Assets (continued):
M83	209,272	$8,238,269
M08	42,625	1,156,544
MB6	29,186	2,185,980
MA0	73,325	1,538,071
MA1	236,080	3,274,006
M92	2,466	51,035
M96	59,243	1,254,977
MD2	8,162	113,881
MA6	109,708	3,468,475
M97	66,472	2,851,922
MD5	9,148	376,955
MD6	37,316	2,399,126
ME3	16,449	301,274
MB8	73,156	3,867,180
MF4	66,171	1,810,488
MF6	101,914	4,423,928
MF8	60,325	2,862,826
MG0	26,433	371,429
MF2	290,180	4,371,347
MG3	130,392	5,919,638
MG5	120,193	4,495,638
ME0	12,569	682,219
V43	9,046	787,986
O01	30,631	2,551,417
O19	2,623	138,847
O00	9,487	170,321
O20	6,300	240,776
O21	963	46,593
P10	41,203	404,297
PK8	55,619	2,289,323
PK9	1,082	24,970
P06	58,593	1,432,324
P07	301,833	7,329,139
307	95,800	12,058,708
W42	950	36,326

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	AL1 Sub-Account	A70 Sub-Account	A71 Sub-Account
Income:
Dividend income	$2,910	$—	$45,219
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	2,910	—	45,219

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(180)	9,754	17,279
Realized gain distributions	8,066	11,136	422,249

Net realized gains (losses)	7,886	20,890	439,528
Net change in unrealized appreciation (depreciation)	13,290	(16,328)	12,143

Net realized and change in unrealized gains (losses)	21,176	4,562	451,671

Increase (decrease) in net assets from operations	$24,086	$4,562	$496,890

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A98 Sub-Account	A55 Sub-Account	A54 Sub-Account
Income:
Dividend income	$1,237	$10,741	$—
Expenses:
Mortality and expense risk charges	—	(47)	—

Net investment income (loss)	1,237	10,694	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	10,640	6,060	2,859
Realized gain distributions	—	83,810	—

Net realized gains (losses)	10,640	89,870	2,859
Net change in unrealized appreciation (depreciation)	9,434	31,042	214,039

Net realized and change in unrealized gains (losses)	20,074	120,912	216,898

Increase (decrease) in net assets from operations	$21,311	$131,606	$216,898

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A51 Sub-Account	308 Sub-Account	301 Sub-Account
Income:
Dividend income	$—	$15,268	$180,300
Expenses:
Mortality and expense risk charges	(9)	—	—

Net investment income (loss)	(9)	15,268	180,300

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,011)	12,680	(46,657)
Realized gain distributions	559	68,797	—

Net realized gains (losses)	(452)	81,477	(46,657)
Net change in unrealized appreciation (depreciation)	3,595	68,025	153,904

Net realized and change in unrealized gains (losses)	3,143	149,502	107,247

Increase (decrease) in net assets from operations	$3,134	$164,770	$287,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	304 Sub-Account	309 Sub-Account	306 Sub-Account
Income:
Dividend income	$2,915	$5,600	$3
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	2,915	5,600	3

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,514)	158	32
Realized gain distributions	31,426	14,004	29

Net realized gains (losses)	29,912	14,162	61
Net change in unrealized appreciation (depreciation)	12,167	67,794	92

Net realized and change in unrealized gains (losses)	42,079	81,956	153

Increase (decrease) in net assets from operations	$44,994	$87,556	$156

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	303 Sub-Account	302 Sub-Account	305 Sub-Account
Income:
Dividend income	$2,750	$5,345	$4,854
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	2,750	5,345	4,854

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	61,908	1,177	53
Realized gain distributions	140,522	95,442	—

Net realized gains (losses)	202,430	96,619	53
Net change in unrealized appreciation (depreciation)	128,911	(5,517)	1,018

Net realized and change in unrealized gains (losses)	331,341	91,102	1,071

Increase (decrease) in net assets from operations	$334,091	$96,447	$5,925

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	300 Sub-Account	B18 Sub-Account	C60 Sub-Account
Income:
Dividend income	$73,675	$112,638	$—
Expenses:
Mortality and expense risk charges	—	(101)	—

Net investment income (loss)	73,675	112,537	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(68,107)	(7,176)	20,382
Realized gain distributions	—	270,319	—

Net realized gains (losses)	(68,107)	263,143	20,382
Net change in unrealized appreciation (depreciation)	1,238,066	23,836	73,267

Net realized and change in unrealized gains (losses)	1,169,959	286,979	93,649

Increase (decrease) in net assets from operations	$1,243,634	$399,516	$93,649

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	D37 Sub-Account	D55 Sub-Account	S61 Sub-Account
Income:
Dividend income	$5,441	$47,717	$24,376
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	5,441	47,717	24,376

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,988	(81,438)	(18,876)
Realized gain distributions	24,295	263,505	275,355

Net realized gains (losses)	42,283	182,067	256,479
Net change in unrealized appreciation (depreciation)	32,547	342,216	149,526

Net realized and change in unrealized gains (losses)	74,830	524,283	406,005

Increase (decrease) in net assets from operations	$80,271	$572,000	$430,381

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	D18 Sub-Account	FD7 Sub-Account	F24 Sub-Account
Income:
Dividend income	$29,989	$41,506	$—
Expenses:
Mortality and expense risk charges	(338)	(885)	—

Net investment income (loss)	29,651	40,621	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,107	31,729	61,326
Realized gain distributions	389,839	129,077	489,873

Net realized gains (losses)	415,946	160,806	551,199
Net change in unrealized appreciation (depreciation)	(26,494)	161,135	8,901

Net realized and change in unrealized gains (losses)	389,452	321,941	560,100

Increase (decrease) in net assets from operations	$419,103	$362,562	$560,100

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F29 Sub-Account	F15 Sub-Account	F14 Sub-Account
Income:
Dividend income	$7,169	$114	$1,444
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	7,169	114	1,444

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	403,275	(26)	1,262
Realized gain distributions	2,276,072	241	2,839

Net realized gains (losses)	2,679,347	215	4,101
Net change in unrealized appreciation (depreciation)	39,888	223	3,688

Net realized and change in unrealized gains (losses)	2,719,235	438	7,789

Increase (decrease) in net assets from operations	$2,726,404	$552	$9,233

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F21 Sub-Account	F26 Sub-Account	FM7 Sub-Account
Income:
Dividend income	$13,936	$322,587	$215,406
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	13,936	322,587	215,406

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	115,177	415,885	940,514
Realized gain distributions	886,024	174,649	104,211

Net realized gains (losses)	1,001,201	590,534	1,044,725
Net change in unrealized appreciation (depreciation)	(78,683)	4,646,893	2,028,383

Net realized and change in unrealized gains (losses)	922,518	5,237,427	3,073,108

Increase (decrease) in net assets from operations	$936,454	$5,560,014	$3,288,514

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F41 Sub-Account	FM8 Sub-Account	F23 Sub-Account
Income:
Dividend income	$5,118	$110,334	$102,132
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	5,118	110,334	102,132

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,007	—	166,884
Realized gain distributions	242,566	—	594,823

Net realized gains (losses)	244,573	—	761,707
Net change in unrealized appreciation (depreciation)	(20,535)	—	327,024

Net realized and change in unrealized gains (losses)	224,038	—	1,088,731

Increase (decrease) in net assets from operations	$229,156	$110,334	$1,190,863

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FE3 Sub-Account	T20 Sub-Account	FE6 Sub-Account
Income:
Dividend income	$24,057	$109,955	$691
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	24,057	109,955	691

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,436	32,318	(7)
Realized gain distributions	173,156	307,020	1,458

Net realized gains (losses)	179,592	339,338	1,451
Net change in unrealized appreciation (depreciation)	212,977	776,050	2,109

Net realized and change in unrealized gains (losses)	392,569	1,115,388	3,560

Increase (decrease) in net assets from operations	$416,626	$1,225,343	$4,251

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F56 Sub-Account	F59 Sub-Account	F54 Sub-Account
Income:
Dividend income	$12,744	$28,985	$15,593
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	12,744	28,985	15,593

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,602)	(5,070)	280
Realized gain distributions	109,406	6,092	76,828

Net realized gains (losses)	96,804	1,022	77,108
Net change in unrealized appreciation (depreciation)	201,866	74,908	(9,442)

Net realized and change in unrealized gains (losses)	298,670	75,930	67,666

Increase (decrease) in net assets from operations	$311,414	$104,915	$83,259

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F53 Sub-Account	T28 Sub-Account	G30 Sub-Account
Income:
Dividend income	$10,231	$24,512	$1,166
Expenses:
Mortality and expense risk charges	—	—	(331)

Net investment income (loss)	10,231	24,512	835

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,063	(3,245)	270
Realized gain distributions	79,789	6	14,503

Net realized gains (losses)	81,852	(3,239)	14,773
Net change in unrealized appreciation (depreciation)	(18,623)	14,188	(5,074)

Net realized and change in unrealized gains (losses)	63,229	10,949	9,699

Increase (decrease) in net assets from operations	$73,460	$35,461	$10,534

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	G32 Sub-Account	521 Sub-Account	G33 Sub-Account
Income:
Dividend income	$7,130	$1,957	$6,735
Expenses:
Mortality and expense risk charges	(94)	(937)	(1,003)

Net investment income (loss)	7,036	1,020	5,732

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,261	2,015	6,615
Realized gain distributions	64,640	22,269	33,036

Net realized gains (losses)	66,901	24,284	39,651
Net change in unrealized appreciation (depreciation)	(20,608)	14,250	34,370

Net realized and change in unrealized gains (losses)	46,293	38,534	74,021

Increase (decrease) in net assets from operations	$53,329	$39,554	$79,753

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	G31 Sub-Account	V15 Sub-Account	V35 Sub-Account
Income:
Dividend income	$48,998	$—	$2,720
Expenses:
Mortality and expense risk charges	(1,951)	(628)	(34)

Net investment income (loss)	47,047	(628)	2,686

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	84,621	46,152	87,775
Realized gain distributions	927,488	134,251	195,455

Net realized gains (losses)	1,012,109	180,403	283,230
Net change in unrealized appreciation (depreciation)	(31,889)	(23,029)	(44,029)

Net realized and change in unrealized gains (losses)	980,220	157,374	239,201

Increase (decrease) in net assets from operations	$1,027,267	$156,746	$241,887

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V13 Sub-Account	A39 Sub-Account	V11 Sub-Account
Income:
Dividend income	$3,258	$6,597	$9,821
Expenses:
Mortality and expense risk charges	—	(324)	—

Net investment income (loss)	3,258	6,273	9,821

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,674	(548)	7,601
Realized gain distributions	24,145	75,944	28,178

Net realized gains (losses)	32,819	75,396	35,779
Net change in unrealized appreciation (depreciation)	(854)	68,939	19,360

Net realized and change in unrealized gains (losses)	31,965	144,335	55,139

Increase (decrease) in net assets from operations	$35,223	$150,608	$64,960

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	IB1 Sub-Account	A21 Sub-Account	I76 Sub-Account
Income:
Dividend income	$33,487	$82,435	$—
Expenses:
Mortality and expense risk charges	—	(935)	—

Net investment income (loss)	33,487	81,500	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(640)	(38,676)	1,414
Realized gain distributions	176,918	365,881	21,671

Net realized gains (losses)	176,278	327,205	23,085
Net change in unrealized appreciation (depreciation)	124,219	454,009	14,908

Net realized and change in unrealized gains (losses)	300,497	781,214	37,993

Increase (decrease) in net assets from operations	$333,984	$862,714	$37,993

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB0 Sub-Account	MB1 Sub-Account	MB5 Sub-Account
Income:
Dividend income	$14,183	$22,748	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	14,183	22,748	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,836	14,796	(11,705)
Realized gain distributions	230,092	—	584,225

Net realized gains (losses)	231,928	14,796	572,520
Net change in unrealized appreciation (depreciation)	(3,133)	179,212	(274,760)

Net realized and change in unrealized gains (losses)	228,795	194,008	297,760

Increase (decrease) in net assets from operations	$242,978	$216,756	$297,760

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA9 Sub-Account	M07 Sub-Account	MD8 Sub-Account
Income:
Dividend income	$9,011	$77,821	$142,430
Expenses:
Mortality and expense risk charges	—	(1,656)	(1,886)

Net investment income (loss)	9,011	76,165	140,544

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	16,491	313	—
Realized gain distributions	31,970	207,513	—

Net realized gains (losses)	48,461	207,826	—
Net change in unrealized appreciation (depreciation)	27,299	19,331	—

Net realized and change in unrealized gains (losses)	75,760	227,157	—

Increase (decrease) in net assets from operations	$84,771	$303,322	$140,544

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M35 Sub-Account	M31 Sub-Account	MF1 Sub-Account
Income:
Dividend income	$7,659	$—	$—
Expenses:
Mortality and expense risk charges	—	(141)	(2,139)

Net investment income (loss)	7,659	(141)	(2,139)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,313)	37,429	(22,771)
Realized gain distributions	22,533	499,014	902,412

Net realized gains (losses)	17,220	536,443	879,641
Net change in unrealized appreciation (depreciation)	6,608	(213,506)	(685,178)

Net realized and change in unrealized gains (losses)	23,828	322,937	194,463

Increase (decrease) in net assets from operations	$31,487	$322,796	$192,324

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M05 Sub-Account	M06 Sub-Account	M33 Sub-Account
Income:
Dividend income	$—	$232,540	$49,218
Expenses:
Mortality and expense risk charges	(497)	(1,162)	—

Net investment income (loss)	(497)	231,378	49,218

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(55,176)	(17,902)	66,295
Realized gain distributions	—	—	1,206,148

Net realized gains (losses)	(55,176)	(17,902)	1,272,443
Net change in unrealized appreciation (depreciation)	340,453	129,609	(696,177)

Net realized and change in unrealized gains (losses)	285,277	111,707	576,266

Increase (decrease) in net assets from operations	$284,780	$343,085	$625,484

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M44 Sub-Account	M40 Sub-Account	M83 Sub-Account
Income:
Dividend income	$74,028	$5,712	$126,765
Expenses:
Mortality and expense risk charges	(742)	—	(1,095)

Net investment income (loss)	73,286	5,712	125,670

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	78,236	1,796	69,096
Realized gain distributions	33,855	2,849	589,716

Net realized gains (losses)	112,091	4,645	658,812
Net change in unrealized appreciation (depreciation)	172,874	17,881	187,577

Net realized and change in unrealized gains (losses)	284,965	22,526	846,389

Increase (decrease) in net assets from operations	$358,251	$28,238	$972,059

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M08 Sub-Account	MB6 Sub-Account	MA0 Sub-Account
Income:
Dividend income	$15,288	$21,080	$71,402
Expenses:
Mortality and expense risk charges	—	(2,615)	—

Net investment income (loss)	15,288	18,465	71,402

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,044	25,720	(27,521)
Realized gain distributions	84,471	362,336	—

Net realized gains (losses)	89,515	388,056	(27,521)
Net change in unrealized appreciation (depreciation)	26,529	(106,234)	65,946

Net realized and change in unrealized gains (losses)	116,044	281,822	38,425

Increase (decrease) in net assets from operations	$131,332	$300,287	$109,827

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA1 Sub-Account	M92 Sub-Account	M96 Sub-Account
Income:
Dividend income	$55,363	$2,962	$53,555
Expenses:
Mortality and expense risk charges	—	—	(207)

Net investment income (loss)	55,363	2,962	53,348

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,004)	(129)	(19,191)
Realized gain distributions	21,173	2,567	—

Net realized gains (losses)	19,169	2,438	(19,191)
Net change in unrealized appreciation (depreciation)	756,210	4,300	49,857

Net realized and change in unrealized gains (losses)	775,379	6,738	30,666

Increase (decrease) in net assets from operations	$830,742	$9,700	$84,014

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD2 Sub-Account	MA6 Sub-Account	M97 Sub-Account
Income:
Dividend income	$4,827	$229,221	$18,220
Expenses:
Mortality and expense risk charges	—	(296)	(420)

Net investment income (loss)	4,827	228,925	17,800

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,057	(41,065)	31,894
Realized gain distributions	—	—	108,392

Net realized gains (losses)	13,057	(41,065)	140,286
Net change in unrealized appreciation (depreciation)	(4,965)	96,231	207,090

Net realized and change in unrealized gains (losses)	8,092	55,166	347,376

Increase (decrease) in net assets from operations	$12,919	$284,091	$365,176

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD5 Sub-Account	MD6 Sub-Account	ME3 Sub-Account
Income:
Dividend income	$2,651	$6,977	$3,617
Expenses:
Mortality and expense risk charges	—	(1,260)	—

Net investment income (loss)	2,651	5,717	3,617

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	10,369	73,971	19,404
Realized gain distributions	19,658	367,793	—

Net realized gains (losses)	30,027	441,764	19,404
Net change in unrealized appreciation (depreciation)	43,162	(203,504)	46,518

Net realized and change in unrealized gains (losses)	73,189	238,260	65,922

Increase (decrease) in net assets from operations	$75,840	$243,977	$69,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB8 Sub-Account	MF4 Sub-Account	MF6 Sub-Account
Income:
Dividend income	$37,801	$51,312	$72,849
Expenses:
Mortality and expense risk charges	(333)	—	(302)

Net investment income (loss)	37,468	51,312	72,547

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(180,498)	(20,805)	(27,218)
Realized gain distributions	373,410	79,146	—

Net realized gains (losses)	192,912	58,341	(27,218)
Net change in unrealized appreciation (depreciation)	(5,154)	57,594	99,973

Net realized and change in unrealized gains (losses)	187,758	115,935	72,755

Increase (decrease) in net assets from operations	$225,226	$167,247	$145,302

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF8 Sub-Account	MG0 Sub-Account	MF2 Sub-Account
Income:
Dividend income	$41,144	$12,642	$190,098
Expenses:
Mortality and expense risk charges	(135)	(7)	(439)

Net investment income (loss)	41,009	12,635	189,659

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(16,949)	(780)	3,844
Realized gain distributions	135,572	—	—

Net realized gains (losses)	118,623	(780)	3,844
Net change in unrealized appreciation (depreciation)	164,138	19,097	47,200

Net realized and change in unrealized gains (losses)	282,761	18,317	51,044

Increase (decrease) in net assets from operations	$323,770	$30,952	$240,703

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG3 Sub-Account	MG5 Sub-Account	ME0 Sub-Account
Income:
Dividend income	$65,295	$101,777	$12,044
Expenses:
Mortality and expense risk charges	—	(10)	(55)

Net investment income (loss)	65,295	101,767	11,989

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	192,658	(27,736)	(6,022)
Realized gain distributions	568,308	297,523	73,392

Net realized gains (losses)	760,966	269,787	67,370
Net change in unrealized appreciation (depreciation)	(451,367)	91,845	(58,482)

Net realized and change in unrealized gains (losses)	309,599	361,632	8,888

Increase (decrease) in net assets from operations	$374,894	$463,399	$20,877

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V43 Sub-Account	O01 Sub-Account	O19 Sub-Account
Income:
Dividend income	$3,191	$—	$—
Expenses:
Mortality and expense risk charges	(225)	—	—

Net investment income (loss)	2,966	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,029)	46,980	122
Realized gain distributions	—	307,861	16,764

Net realized gains (losses)	(8,029)	354,841	16,886
Net change in unrealized appreciation (depreciation)	97,661	(46,928)	(1,344)

Net realized and change in unrealized gains (losses)	89,632	307,913	15,542

Increase (decrease) in net assets from operations	$92,598	$307,913	$15,542

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	O00 Sub-Account	O20 Sub-Account	O21 Sub-Account
Income:
Dividend income	$—	$—	$135
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	—	135

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,187	511	(2,675)
Realized gain distributions	19,212	43,857	2,701

Net realized gains (losses)	22,399	44,368	26
Net change in unrealized appreciation (depreciation)	(11,821)	(13,085)	6,239

Net realized and change in unrealized gains (losses)	10,578	31,283	6,265

Increase (decrease) in net assets from operations	$10,578	$31,283	$6,400

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P10 Sub-Account	PK8 Sub-Account	PK9 Sub-Account
Income:
Dividend income	$11,010	$149,827	$1,075
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	11,010	149,827	1,075

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,926)	(46,859)	(435)
Realized gain distributions	—	—	—

Net realized gains (losses)	(6,926)	(46,859)	(435)
Net change in unrealized appreciation (depreciation)	61,445	200,391	4,195

Net realized and change in unrealized gains (losses)	54,519	153,532	3,760

Increase (decrease) in net assets from operations	$65,529	$303,359	$4,835

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P06 Sub-Account	P07 Sub-Account	307 Sub-Account
Income:
Dividend income	$46,296	$266,502	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	46,296	266,502	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,835)	(97,566)	583,954
Realized gain distributions	—	—	1,007,063

Net realized gains (losses)	(1,835)	(97,566)	1,591,017
Net change in unrealized appreciation (depreciation)	59,839	382,647	354,045

Net realized and change in unrealized gains (losses)	58,004	285,081	1,945,062

Increase (decrease) in net assets from operations	$104,300	$551,583	$1,945,062

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

W42 Sub-Account
Income:
Dividend income	$—
Expenses:
Mortality and expense risk charges	—

Net investment income (loss)	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,481)
Realized gain distributions	—

Net realized gains (losses)	(2,481)
Net change in unrealized appreciation (depreciation)	4,636

Net realized and change in unrealized gains (losses)	2,155

Increase (decrease) in net assets from operations	$2,155

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AL1 Sub-Account		A70 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,910	$2,348	$—	$—
Net realized gains (losses)	7,886	1,915	20,890	1,104
Net change in unrealized appreciation (depreciation)	13,290	6,409	(16,328)	5,357

Increase (decrease) in net assets from operations	24,086	10,672	4,562	6,461

Contract Owner Transactions:
Purchase payments received	8,586	12,055	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(14,739)	—
Withdrawals, surrenders, annuitizations and contract charges	(84)	(23)	(14,588)	(226)
Mortality and expense risk charges	—	(55)	—	—
Charges for life insurance protection and monthly administration charge	(1,614)	(5,439)	(1,711)	(2,323)

Net increase (decrease) from contract owner transactions	6,888	6,538	(31,038)	(2,549)

Total increase (decrease) in net assets	30,974	17,210	(26,476)	3,912
Net assets at beginning of year	134,233	117,023	112,027	108,115

Net assets at end of year	$165,207	$134,233	$85,551	$112,027

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A71 Sub-Account		A98 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$45,219	$76,744	$1,237	$1,301
Net realized gains (losses)	439,528	289,541	10,640	472
Net change in unrealized appreciation (depreciation)	12,143	403,837	9,434	762

Increase (decrease) in net assets from operations	496,890	770,122	21,311	2,535

Contract Owner Transactions:
Purchase payments received	76,867	98,343	2,892	2,982
Transfers between Sub-Accounts (including the Fixed Account), net	(81,669)	(7,980)	(17,695)	1,544
Withdrawals, surrenders, annuitizations and contract charges	(251,198)	(1,167,343)	(377)	(240)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(189,022)	(196,836)	(2,128)	(2,436)

Net increase (decrease) from contract owner transactions	(445,022)	(1,273,816)	(17,308)	1,850

Total increase (decrease) in net assets	51,868	(503,694)	4,003	4,385
Net assets at beginning of year	5,161,664	5,665,358	56,182	51,797

Net assets at end of year	$5,213,532	$5,161,664	$60,185	$56,182

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A55 Sub-Account		A54 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$10,694	$3,544	$—	$—
Net realized gains (losses)	89,870	5,126	2,859	(865)
Net change in unrealized appreciation (depreciation)	31,042	112,491	214,039	220,596

Increase (decrease) in net assets from operations	131,606	121,161	216,898	219,731

Contract Owner Transactions:
Purchase payments received	171	3,638	46,183	30,996
Transfers between Sub-Accounts (including the Fixed Account), net	(4)	9,121	29,493	65,320
Withdrawals, surrenders, annuitizations and contract charges	(1,664)	(1,423)	(3,444)	(39,672)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(24,502)	(21,451)	(51,091)	(44,031)

Net increase (decrease) from contract owner transactions	(25,999)	(10,115)	21,141	12,613

Total increase (decrease) in net assets	105,607	111,046	238,039	232,344
Net assets at beginning of year	648,321	537,275	1,264,413	1,032,069

Net assets at end of year	$753,928	$648,321	$1,502,452	$1,264,413

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A51 Sub-Account		308 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(9)	$152	$15,268	$17,571
Net realized gains (losses)	(452)	(624)	81,477	72,750
Net change in unrealized appreciation (depreciation)	3,595	3,567	68,025	116,768

Increase (decrease) in net assets from operations	3,134	3,095	164,770	207,089

Contract Owner Transactions:
Purchase payments received	2,694	1,757	23,586	7,582
Transfers between Sub-Accounts (including the Fixed Account), net	1,008	12,295	80,126	(262,792)
Withdrawals, surrenders, annuitizations and contract charges	(133)	(46)	(16,669)	(114,978)
Mortality and expense risk charges	—	—	—	(563)
Charges for life insurance protection and monthly administration charge	(990)	(677)	(65,567)	(51,506)

Net increase (decrease) from contract owner transactions	2,579	13,329	21,476	(422,257)

Total increase (decrease) in net assets	5,713	16,424	186,246	(215,168)
Net assets at beginning of year	42,509	26,085	963,502	1,178,670

Net assets at end of year	$48,222	$42,509	$1,149,748	$963,502

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	301 Sub-Account		304 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$180,300	$157,594	$2,915	$6,740
Net realized gains (losses)	(46,657)	(88,282)	29,912	129,197
Net change in unrealized appreciation (depreciation)	153,904	(18,624)	12,167	(55,899)

Increase (decrease) in net assets from operations	287,547	50,688	44,994	80,038

Contract Owner Transactions:
Purchase payments received	11,228	—	7,788	386
Transfers between Sub-Accounts (including the Fixed Account), net	224,897	1,421,524	(64,651)	(270,296)
Withdrawals, surrenders, annuitizations and contract charges	2	(109,499)	(2,529)	(109,358)
Mortality and expense risk charges	—	(3,375)	—	(217)
Charges for life insurance protection and monthly administration charge	(38,165)	(30,559)	(9,368)	(15,559)

Net increase (decrease) from contract owner transactions	197,962	1,278,091	(68,760)	(395,044)

Total increase (decrease) in net assets	485,509	1,328,779	(23,766)	(315,006)
Net assets at beginning of year	3,852,165	2,523,386	239,843	554,849

Net assets at end of year	$4,337,674	$3,852,165	$216,077	$239,843

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	309 Sub-Account		306 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,600	$6,968	$3	$3,310
Net realized gains (losses)	14,162	11,345	61	(28,339)
Net change in unrealized appreciation (depreciation)	67,794	35,611	92	42,533

Increase (decrease) in net assets from operations	87,556	53,924	156	17,504

Contract Owner Transactions:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(7,514)	(14,939)	6	(96,543)
Withdrawals, surrenders, annuitizations and contract charges	—	(64,209)	—	(247,099)
Mortality and expense risk charges	—	(204)	—	(134)
Charges for life insurance protection and monthly administration charge	(3,821)	(3,574)	(660)	(5,255)

Net increase (decrease) from contract owner transactions	(11,335)	(82,926)	(654)	(349,031)

Total increase (decrease) in net assets	76,221	(29,002)	(498)	(331,527)
Net assets at beginning of year	362,384	391,386	1,516	333,043

Net assets at end of year	$438,605	$362,384	$1,018	$1,516

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	303 Sub-Account		302 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,750	$6,031	$5,345	$6,722
Net realized gains (losses)	202,430	218,483	96,619	35,854
Net change in unrealized appreciation (depreciation)	128,911	279,602	(5,517)	86,645

Increase (decrease) in net assets from operations	334,091	504,116	96,447	129,221

Contract Owner Transactions:
Purchase payments received	15,446	4,270	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(44,740)	(53,696)	(14,027)	(14,865)
Withdrawals, surrenders, annuitizations and contract charges	(44,339)	(315,594)	(2)	(106,511)
Mortality and expense risk charges	—	(1,077)	—	(297)
Charges for life insurance protection and monthly administration charge	(29,045)	(23,642)	(1,908)	(1,812)

Net increase (decrease) from contract owner transactions	(102,678)	(389,739)	(15,937)	(123,485)

Total increase (decrease) in net assets	231,413	114,377	80,510	5,736
Net assets at beginning of year	1,683,739	1,569,362	541,262	535,526

Net assets at end of year	$1,915,152	$1,683,739	$621,772	$541,262

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	305 Sub-Account		300 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$4,854	$4,841	$73,675	$54,881
Net realized gains (losses)	53	(1,507)	(68,107)	(6,881)
Net change in unrealized appreciation (depreciation)	1,018	3,909	1,238,066	16,793

Increase (decrease) in net assets from operations	5,925	7,243	1,243,634	64,793

Contract Owner Transactions:
Purchase payments received	645	1,089	14,384	6,402
Transfers between Sub-Accounts (including the Fixed Account), net	(384)	365	214,685	1,215,564
Withdrawals, surrenders, annuitizations and contract charges	(3,581)	(45,403)	(22,487)	(2,633)
Mortality and expense risk charges	—	(45)	—	(1,932)
Charges for life insurance protection and monthly administration charge	(945)	(983)	(66,620)	(39,995)

Net increase (decrease) from contract owner transactions	(4,265)	(44,977)	139,962	1,177,406

Total increase (decrease) in net assets	1,660	(37,734)	1,383,596	1,242,199
Net assets at beginning of year	74,771	112,505	4,623,767	3,381,568

Net assets at end of year	$76,431	$74,771	$6,007,363	$4,623,767

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B18 Sub-Account		C60 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$112,537	$29,093	$—	$—
Net realized gains (losses)	263,143	165,912	20,382	15,315
Net change in unrealized appreciation (depreciation)	23,836	(26,769)	73,267	123,899

Increase (decrease) in net assets from operations	399,516	168,236	93,649	139,214

Contract Owner Transactions:
Purchase payments received	38,486	32,448	19,825	19,144
Transfers between Sub-Accounts (including the Fixed Account), net	541,350	192,239	25,964	(15,681)
Withdrawals, surrenders, annuitizations and contract charges	(36,303)	(202,199)	(6,605)	(898)
Mortality and expense risk charges	—	(214)	—	(180)
Charges for life insurance protection and monthly administration charge	(93,218)	(95,140)	(22,358)	(19,619)

Net increase (decrease) from contract owner transactions	450,315	(72,866)	16,826	(17,234)

Total increase (decrease) in net assets	849,831	95,370	110,475	121,980
Net assets at beginning of year	2,007,298	1,911,928	580,559	458,579

Net assets at end of year	$2,857,129	$2,007,298	$691,034	$580,559

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	D37 Sub-Account		D55 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,441	$5,785	$47,717	$39,446
Net realized gains (losses)	42,283	51,904	182,067	(183,536)
Net change in unrealized appreciation (depreciation)	32,547	70,268	342,216	630,922

Increase (decrease) in net assets from operations	80,271	127,957	572,000	486,832

Contract Owner Transactions:
Purchase payments received	41,853	16,668	30,300	32,234
Transfers between Sub-Accounts (including the Fixed Account), net	1,996	(7,673)	(458,482)	(1,203,634)
Withdrawals, surrenders, annuitizations and contract charges	(63,079)	(6,753)	(112,333)	(45,524)
Mortality and expense risk charges	—	—	—	(237)
Charges for life insurance protection and monthly administration charge	(33,227)	(34,994)	(136,069)	(180,157)

Net increase (decrease) from contract owner transactions	(52,457)	(32,752)	(676,584)	(1,397,318)

Total increase (decrease) in net assets	27,814	95,205	(104,584)	(910,486)
Net assets at beginning of year	983,260	888,055	4,552,593	5,463,079

Net assets at end of year	$1,011,074	$983,260	$4,448,009	$4,552,593

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	S61 Sub-Account		D18 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$24,376	$28,809	$29,651	$35,173
Net realized gains (losses)	256,479	102,572	415,946	72,039
Net change in unrealized appreciation (depreciation)	149,526	14,156	(26,494)	393,659

Increase (decrease) in net assets from operations	430,381	145,537	419,103	500,871

Contract Owner Transactions:
Purchase payments received	60,765	49,524	53,047	70,346
Transfers between Sub-Accounts (including the Fixed Account), net	3,590	(22,584)	190,335	(177,455)
Withdrawals, surrenders, annuitizations and contract charges	(32,767)	(85,689)	(240,337)	(72,542)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(73,454)	(94,692)	(123,753)	(134,273)

Net increase (decrease) from contract owner transactions	(41,866)	(153,441)	(120,708)	(313,924)

Total increase (decrease) in net assets	388,515	(7,904)	298,395	186,947
Net assets at beginning of year	2,382,809	2,390,713	4,232,932	4,045,985

Net assets at end of year	$2,771,324	$2,382,809	$4,531,327	$4,232,932

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FD7 Sub-Account		F24 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$40,621	$41,289	$—	$833
Net realized gains (losses)	160,806	91,740	551,199	592,221
Net change in unrealized appreciation (depreciation)	161,135	211,444	8,901	72,596

Increase (decrease) in net assets from operations	362,562	344,473	560,100	665,650

Contract Owner Transactions:
Purchase payments received	115,422	102,732	31,440	36,741
Transfers between Sub-Accounts (including the Fixed Account), net	(1,605)	26,860	(61,574)	106,294
Withdrawals, surrenders, annuitizations and contract charges	(86,988)	(1,891)	(18,371)	(214,899)
Mortality and expense risk charges	—	(405)	—	(446)
Charges for life insurance protection and monthly administration charge	(166,292)	(150,529)	(75,333)	(67,381)

Net increase (decrease) from contract owner transactions	(139,463)	(23,233)	(123,838)	(139,691)

Total increase (decrease) in net assets	223,099	321,240	436,262	525,959
Net assets at beginning of year	2,560,613	2,239,373	2,712,672	2,186,713

Net assets at end of year	$2,783,712	$2,560,613	$3,148,934	$2,712,672

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F29 Sub-Account		F15 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$7,169	$11,234	$114	$112
Net realized gains (losses)	2,679,347	1,798,590	215	56
Net change in unrealized appreciation (depreciation)	39,888	1,613,592	223	109

Increase (decrease) in net assets from operations	2,726,404	3,423,416	552	277

Contract Owner Transactions:
Purchase payments received	146,440	130,029	—	790
Transfers between Sub-Accounts (including the Fixed Account), net	(207,853)	(4,002)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(330,203)	(207,269)	(86)	(68)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(427,091)	(504,981)	(183)	(190)

Net increase (decrease) from contract owner transactions	(818,707)	(586,223)	(269)	532

Total increase (decrease) in net assets	1,907,697	2,837,193	283	809
Net assets at beginning of year	13,228,997	10,391,804	4,376	3,567

Net assets at end of year	$15,136,694	$13,228,997	$4,659	$4,376

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F14 Sub-Account		F21 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,444	$1,242	$13,936	$—
Net realized gains (losses)	4,101	1,067	1,001,201	1,571,435
Net change in unrealized appreciation (depreciation)	3,688	2,947	(78,683)	(214,219)

Increase (decrease) in net assets from operations	9,233	5,256	936,454	1,357,216

Contract Owner Transactions:
Purchase payments received	3,160	2,742	74,788	74,581
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(70,005)	823,416
Withdrawals, surrenders, annuitizations and contract charges	(697)	(451)	(15,025)	(374,049)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(3,425)	(3,422)	(196,436)	(180,839)

Net increase (decrease) from contract owner transactions	(962)	(1,131)	(206,678)	343,109

Total increase (decrease) in net assets	8,271	4,125	729,776	1,700,325
Net assets at beginning of year	61,348	57,223	6,449,596	4,749,271

Net assets at end of year	$69,619	$61,348	$7,179,372	$6,449,596

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F26 Sub-Account		FM7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$322,587	$319,598	$215,406	$225,970
Net realized gains (losses)	590,534	1,413,183	1,044,725	2,624,107
Net change in unrealized appreciation (depreciation)	4,646,893	4,700,012	2,028,383	1,375,378

Increase (decrease) in net assets from operations	5,560,014	6,432,793	3,288,514	4,225,455

Contract Owner Transactions:
Purchase payments received	83,349	134,302	190,151	188,861
Transfers between Sub-Accounts (including the Fixed Account), net	879,707	(747,184)	792,867	(3,042,837)
Withdrawals, surrenders, annuitizations and contract charges	(76,500)	(695,165)	(617,884)	(743,847)
Mortality and expense risk charges	—	(11,573)	—	—
Charges for life insurance protection and monthly administration charge	(330,989)	(310,594)	(629,719)	(721,180)

Net increase (decrease) from contract owner transactions	555,567	(1,630,214)	(264,585)	(4,319,003)

Total increase (decrease) in net assets	6,115,581	4,802,579	3,023,929	(93,548)
Net assets at beginning of year	31,577,034	26,774,455	19,446,831	19,540,379

Net assets at end of year	$37,692,615	$31,577,034	$22,470,760	$19,446,831

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F41 Sub-Account		FM8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,118	$6,771	$110,334	$171,990
Net realized gains (losses)	244,573	288,085	—	—
Net change in unrealized appreciation (depreciation)	(20,535)	4,888	—	—

Increase (decrease) in net assets from operations	229,156	299,744	110,334	171,990

Contract Owner Transactions:
Purchase payments received	19,796	16,596	135,740	241,046
Transfers between Sub-Accounts (including the Fixed Account), net	433	24,504	(100,602)	(69,480)
Withdrawals, surrenders, annuitizations and contract charges	(17,243)	(85,080)	(1,171,730)	(224,751)
Mortality and expense risk charges	—	(373)	—	—
Charges for life insurance protection and monthly administration charge	(48,437)	(45,553)	(176,705)	(284,512)

Net increase (decrease) from contract owner transactions	(45,451)	(89,906)	(1,313,297)	(337,697)

Total increase (decrease) in net assets	183,705	209,838	(1,202,963)	(165,707)
Net assets at beginning of year	1,999,057	1,789,219	3,447,875	3,613,582

Net assets at end of year	$2,182,762	$1,999,057	$2,244,912	$3,447,875

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F23 Sub-Account		FE3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$102,132	$99,672	$24,057	$19,966
Net realized gains (losses)	761,707	475,117	179,592	6,679
Net change in unrealized appreciation (depreciation)	327,024	(273,764)	212,977	38,277

Increase (decrease) in net assets from operations	1,190,863	301,025	416,626	64,922

Contract Owner Transactions:
Purchase payments received	111,803	136,587	40,322	39,508
Transfers between Sub-Accounts (including the Fixed Account), net	1,079	5,148	(43,649)	20,128
Withdrawals, surrenders, annuitizations and contract charges	(229,626)	(277,389)	(8,119)	(49,071)
Mortality and expense risk charges	—	—	—	(187)
Charges for life insurance protection and monthly administration charge	(245,306)	(259,547)	(26,223)	(24,356)

Net increase (decrease) from contract owner transactions	(362,050)	(395,201)	(37,669)	(13,978)

Total increase (decrease) in net assets	828,813	(94,176)	378,957	50,944
Net assets at beginning of year	5,998,722	6,092,898	1,132,841	1,081,897

Net assets at end of year	$6,827,535	$5,998,722	$1,511,798	$1,132,841

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T20 Sub-Account		FE6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$109,955	$109,920	$691	$674
Net realized gains (losses)	339,338	5,809	1,451	(22)
Net change in unrealized appreciation (depreciation)	776,050	(162,278)	2,109	2,211

Increase (decrease) in net assets from operations	1,225,343	(46,549)	4,251	2,863

Contract Owner Transactions:
Purchase payments received	164,120	184,392	118	118
Transfers between Sub-Accounts (including the Fixed Account), net	(150,251)	253,304	(22)	(21)
Withdrawals, surrenders, annuitizations and contract charges	(249,725)	(95,088)	(100)	(71)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(260,183)	(242,206)	(346)	(339)

Net increase (decrease) from contract owner transactions	(496,039)	100,402	(350)	(313)

Total increase (decrease) in net assets	729,304	53,853	3,901	2,550
Net assets at beginning of year	4,379,480	4,325,627	33,922	31,372

Net assets at end of year	$5,108,784	$4,379,480	$37,823	$33,922

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F56 Sub-Account		F59 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$12,744	$13,618	$28,985	$37,690
Net realized gains (losses)	96,804	6,430	1,022	(15,015)
Net change in unrealized appreciation (depreciation)	201,866	55,751	74,908	30,513

Increase (decrease) in net assets from operations	311,414	75,799	104,915	53,188

Contract Owner Transactions:
Purchase payments received	44,527	50,339	11,212	10,221
Transfers between Sub-Accounts (including the Fixed Account), net	(10,918)	(48,719)	757,247	31,478
Withdrawals, surrenders, annuitizations and contract charges	(8,222)	(10,784)	(389)	(203,456)
Mortality and expense risk charges	—	(20)	—	(174)
Charges for life insurance protection and monthly administration charge	(76,732)	(102,164)	(11,538)	(15,507)

Net increase (decrease) from contract owner transactions	(51,345)	(111,348)	756,532	(177,438)

Total increase (decrease) in net assets	260,069	(35,549)	861,447	(124,250)
Net assets at beginning of year	1,345,397	1,380,946	557,710	681,960

Net assets at end of year	$1,605,466	$1,345,397	$1,419,157	$557,710

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F54 Sub-Account		F53 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$15,593	$18,935	$10,231	$13,349
Net realized gains (losses)	77,108	18,444	81,852	149,057
Net change in unrealized appreciation (depreciation)	(9,442)	68,690	(18,623)	54,431

Increase (decrease) in net assets from operations	83,259	106,069	73,460	216,837

Contract Owner Transactions:
Purchase payments received	17,558	17,628	18,169	14,705
Transfers between Sub-Accounts (including the Fixed Account), net	(7,714)	(3,096)	(5,271)	33,574
Withdrawals, surrenders, annuitizations and contract charges	(27,087)	(237,212)	(4,309)	(469,631)
Mortality and expense risk charges	—	(195)	—	(498)
Charges for life insurance protection and monthly administration charge	(22,005)	(27,312)	(25,156)	(34,221)

Net increase (decrease) from contract owner transactions	(39,248)	(250,187)	(16,567)	(456,071)

Total increase (decrease) in net assets	44,011	(144,118)	56,893	(239,234)
Net assets at beginning of year	738,985	883,103	956,785	1,196,019

Net assets at end of year	$782,996	$738,985	$1,013,678	$956,785

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T28 Sub-Account		G30 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$24,512	$23,895	$835	$1,062
Net realized gains (losses)	(3,239)	(14,145)	14,773	15,152
Net change in unrealized appreciation (depreciation)	14,188	11,991	(5,074)	5,153

Increase (decrease) in net assets from operations	35,461	21,741	10,534	21,367

Contract Owner Transactions:
Purchase payments received	7,174	6,784	—	1,706
Transfers between Sub-Accounts (including the Fixed Account), net	5,662	7,630	(982)	(68,361)
Withdrawals, surrenders, annuitizations and contract charges	(15,046)	(66,624)	(61)	(21)
Mortality and expense risk charges	—	(193)	—	—
Charges for life insurance protection and monthly administration charge	(8,012)	(9,654)	(3,514)	(4,021)

Net increase (decrease) from contract owner transactions	(10,222)	(62,057)	(4,557)	(70,697)

Total increase (decrease) in net assets	25,239	(40,316)	5,977	(49,330)
Net assets at beginning of year	485,250	525,566	103,204	152,534

Net assets at end of year	$510,489	$485,250	$109,181	$103,204

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G32 Sub-Account		521 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$7,036	$5,959	$1,020	$1,543
Net realized gains (losses)	66,901	36,087	24,284	20,988
Net change in unrealized appreciation (depreciation)	(20,608)	27,226	14,250	18,789

Increase (decrease) in net assets from operations	53,329	69,272	39,554	41,320

Contract Owner Transactions:
Purchase payments received	569	569	4,037	4,037
Transfers between Sub-Accounts (including the Fixed Account), net	(12,083)	(4,333)	(4,798)	(8,288)
Withdrawals, surrenders, annuitizations and contract charges	(10,415)	(8,350)	(243)	(85)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(15,172)	(19,760)	(7,734)	(7,052)

Net increase (decrease) from contract owner transactions	(37,101)	(31,874)	(8,738)	(11,388)

Total increase (decrease) in net assets	16,228	37,398	30,816	29,932
Net assets at beginning of year	602,193	564,795	256,361	226,429

Net assets at end of year	$618,421	$602,193	$287,177	$256,361

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G33 Sub-Account		G31 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,732	$5,900	$47,047	$38,775
Net realized gains (losses)	39,651	11,922	1,012,109	987,321
Net change in unrealized appreciation (depreciation)	34,370	(5,429)	(31,889)	313,436

Increase (decrease) in net assets from operations	79,753	12,393	1,027,267	1,339,532

Contract Owner Transactions:
Purchase payments received	8,684	12,371	74,476	83,713
Transfers between Sub-Accounts (including the Fixed Account), net	(6,970)	(801)	(50,148)	713,832
Withdrawals, surrenders, annuitizations and contract charges	(163)	(56)	(25,341)	(199,060)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(20,295)	(21,168)	(257,870)	(247,463)

Net increase (decrease) from contract owner transactions	(18,744)	(9,654)	(258,883)	351,022

Total increase (decrease) in net assets	61,009	2,739	768,384	1,690,554
Net assets at beginning of year	218,150	215,411	6,676,035	4,985,481

Net assets at end of year	$279,159	$218,150	$7,444,419	$6,676,035

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V15 Sub-Account		V35 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(628)	$(854)	$2,686	$13,513
Net realized gains (losses)	180,403	23,300	283,230	114,779
Net change in unrealized appreciation (depreciation)	(23,029)	369,992	(44,029)	265,233

Increase (decrease) in net assets from operations	156,746	392,438	241,887	393,525

Contract Owner Transactions:
Purchase payments received	13,107	17,400	7,094	16,608
Transfers between Sub-Accounts (including the Fixed Account), net	(41,402)	21,136	(331,385)	694,279
Withdrawals, surrenders, annuitizations and contract charges	(24,582)	(78,396)	(2,235)	(709,090)
Mortality and expense risk charges	—	—	—	(8)
Charges for life insurance protection and monthly administration charge	(88,092)	(81,844)	(42,741)	(35,321)

Net increase (decrease) from contract owner transactions	(140,969)	(121,704)	(369,267)	(33,532)

Total increase (decrease) in net assets	15,777	270,734	(127,380)	359,993
Net assets at beginning of year	1,458,670	1,187,936	1,198,483	838,490

Net assets at end of year	$1,474,447	$1,458,670	$1,071,103	$1,198,483

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V13 Sub-Account		A39 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3,258	$1,562	$6,273	$5,992
Net realized gains (losses)	32,819	8,279	75,396	74,685
Net change in unrealized appreciation (depreciation)	(854)	(316)	68,939	116,298

Increase (decrease) in net assets from operations	35,223	9,525	150,608	196,975

Contract Owner Transactions:
Purchase payments received	7,819	4,405	2,993	2,623
Transfers between Sub-Accounts (including the Fixed Account), net	(120)	99,841	1,053	(8,361)
Withdrawals, surrenders, annuitizations and contract charges	(26,768)	(134)	(1,445)	(904)
Mortality and expense risk charges	—	(31)	—	(66)
Charges for life insurance protection and monthly administration charge	(4,015)	(3,730)	(19,762)	(18,272)

Net increase (decrease) from contract owner transactions	(23,084)	100,351	(17,161)	(24,980)

Total increase (decrease) in net assets	12,139	109,876	133,447	171,995
Net assets at beginning of year	201,948	92,072	955,713	783,718

Net assets at end of year	$214,087	$201,948	$1,089,160	$955,713

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V11 Sub-Account		IB1 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$9,821	$8,771	$33,487	$20,660
Net realized gains (losses)	35,779	21,782	176,278	80,428
Net change in unrealized appreciation (depreciation)	19,360	29,577	124,219	68,650

Increase (decrease) in net assets from operations	64,960	60,130	333,984	169,738

Contract Owner Transactions:
Purchase payments received	7,731	4,781	69,545	53,103
Transfers between Sub-Accounts (including the Fixed Account), net	(61,476)	1,494	(7,036)	767,977
Withdrawals, surrenders, annuitizations and contract charges	(3,589)	(500)	(4,063)	(30,900)
Mortality and expense risk charges	—	(26)	—	—
Charges for life insurance protection and monthly administration charge	(17,343)	(17,204)	(100,461)	(101,560)

Net increase (decrease) from contract owner transactions	(74,677)	(11,455)	(42,015)	688,620

Total increase (decrease) in net assets	(9,717)	48,675	291,969	858,358
Net assets at beginning of year	555,382	506,707	2,149,927	1,291,569

Net assets at end of year	$545,665	$555,382	$2,441,896	$2,149,927

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A21 Sub-Account		I76 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$81,500	$101,185	$—	$598
Net realized gains (losses)	327,205	51,047	23,085	21,785
Net change in unrealized appreciation (depreciation)	454,009	(134,605)	14,908	52,633

Increase (decrease) in net assets from operations	862,714	17,627	37,993	75,016

Contract Owner Transactions:
Purchase payments received	95,200	104,563	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,224,512)	807,552	(198)	(82)
Withdrawals, surrenders, annuitizations and contract charges	(161,048)	(163,447)	(1,548)	(4,192)
Mortality and expense risk charges	—	(72)	—	—
Charges for life insurance protection and monthly administration charge	(229,567)	(260,913)	(12,080)	(11,591)

Net increase (decrease) from contract owner transactions	(1,519,927)	487,683	(13,826)	(15,865)

Total increase (decrease) in net assets	(657,213)	505,310	24,167	59,151
Net assets at beginning of year	5,578,690	5,073,380	481,867	422,716

Net assets at end of year	$4,921,477	$5,578,690	$506,034	$481,867

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB0 Sub-Account		MB1 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$14,183	$26,562	$22,748	$20,322
Net realized gains (losses)	231,928	88,989	14,796	6,588
Net change in unrealized appreciation (depreciation)	(3,133)	(94,420)	179,212	(1,278)

Increase (decrease) in net assets from operations	242,978	21,131	216,756	25,632

Contract Owner Transactions:
Purchase payments received	17,567	23,850	12,236	14,280
Transfers between Sub-Accounts (including the Fixed Account), net	14,592	469,753	(13,873)	13,686
Withdrawals, surrenders, annuitizations and contract charges	(10,839)	(655)	(2,970)	(798)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(44,861)	(29,728)	(34,570)	(30,254)

Net increase (decrease) from contract owner transactions	(23,541)	463,220	(39,177)	(3,086)

Total increase (decrease) in net assets	219,437	484,351	177,579	22,546
Net assets at beginning of year	1,344,798	860,447	686,427	663,881

Net assets at end of year	$1,564,235	$1,344,798	$864,006	$686,427

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB5 Sub-Account		MA9 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$9,011	$9,719
Net realized gains (losses)	572,520	96,927	48,461	51,981
Net change in unrealized appreciation (depreciation)	(274,760)	155,999	27,299	20,037

Increase (decrease) in net assets from operations	297,760	252,926	84,771	81,737

Contract Owner Transactions:
Purchase payments received	18,973	27,048	9,906	13,415
Transfers between Sub-Accounts (including the Fixed Account), net	893,471	(28,061)	(29,422)	391
Withdrawals, surrenders, annuitizations and contract charges	(10,316)	(844)	(9,879)	(571)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(48,178)	(44,318)	(21,785)	(20,929)

Net increase (decrease) from contract owner transactions	853,950	(46,175)	(51,180)	(7,694)

Total increase (decrease) in net assets	1,151,710	206,751	33,591	74,043
Net assets at beginning of year	1,221,162	1,014,411	521,408	447,365

Net assets at end of year	$2,372,872	$1,221,162	$554,999	$521,408

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD8 Sub-Account		M07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$140,544	$272,650	$76,165	$66,457
Net realized gains (losses)	—	—	207,826	136,022
Net change in unrealized appreciation (depreciation)	—	—	19,331	(801)

Increase (decrease) in net assets from operations	140,544	272,650	303,322	201,678

Contract Owner Transactions:
Purchase payments received	182,458	232,247	79,983	79,597
Transfers between Sub-Accounts (including the Fixed Account), net	(2,488,435)	(814,668)	6,919	15,674
Withdrawals, surrenders, annuitizations and contract charges	(34,606)	(534,701)	(12,841)	(27,266)
Mortality and expense risk charges	—	(606)	—	—
Charges for life insurance protection and monthly administration charge	(373,237)	(365,479)	(167,701)	(153,574)

Net increase (decrease) from contract owner transactions	(2,713,820)	(1,483,207)	(93,640)	(85,569)

Total increase (decrease) in net assets	(2,573,276)	(1,210,557)	209,682	116,109
Net assets at beginning of year	4,553,418	5,763,975	2,774,546	2,658,437

Net assets at end of year	$1,980,142	$4,553,418	$2,984,228	$2,774,546

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M35 Sub-Account		M31 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$7,659	$6,817	$(141)	$(158)
Net realized gains (losses)	17,220	12,226	536,443	236,291
Net change in unrealized appreciation (depreciation)	6,608	1,699	(213,506)	474,493

Increase (decrease) in net assets from operations	31,487	20,742	322,796	710,626

Contract Owner Transactions:
Purchase payments received	2,016	9,810	33,759	42,515
Transfers between Sub-Accounts (including the Fixed Account), net	975	6,545	(29,688)	(284,559)
Withdrawals, surrenders, annuitizations and contract charges	(12,743)	(4,607)	(38,749)	(163,560)
Mortality and expense risk charges	—	(111)	—	(224)
Charges for life insurance protection and monthly administration charge	(10,132)	(9,499)	(119,082)	(117,726)

Net increase (decrease) from contract owner transactions	(19,884)	2,138	(153,760)	(523,554)

Total increase (decrease) in net assets	11,603	22,880	169,036	187,072
Net assets at beginning of year	301,554	278,674	2,695,591	2,508,519

Net assets at end of year	$313,157	$301,554	$2,864,627	$2,695,591

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF1 Sub-Account		M05 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(2,139)	$(2,063)	$(497)	$(497)
Net realized gains (losses)	879,641	320,220	(55,176)	(121,964)
Net change in unrealized appreciation (depreciation)	(685,178)	387,257	340,453	267,774

Increase (decrease) in net assets from operations	192,324	705,414	284,780	145,313

Contract Owner Transactions:
Purchase payments received	63,744	60,238	23,569	31,500
Transfers between Sub-Accounts (including the Fixed Account), net	(200,911)	158,983	(14,600)	(67,698)
Withdrawals, surrenders, annuitizations and contract charges	(23,165)	(22,228)	(11,934)	(85,400)
Mortality and expense risk charges	—	(492)	—	(19)
Charges for life insurance protection and monthly administration charge	(191,088)	(253,890)	(103,756)	(129,240)

Net increase (decrease) from contract owner transactions	(351,420)	(57,389)	(106,721)	(250,857)

Total increase (decrease) in net assets	(159,096)	648,025	178,059	(105,544)
Net assets at beginning of year	5,493,465	4,845,440	2,253,399	2,358,943

Net assets at end of year	$5,334,369	$5,493,465	$2,431,458	$2,253,399

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M06 Sub-Account		M33 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$231,378	$224,888	$49,218	$29,925
Net realized gains (losses)	(17,902)	(153,492)	1,272,443	394,164
Net change in unrealized appreciation (depreciation)	129,609	63,191	(696,177)	423,627

Increase (decrease) in net assets from operations	343,085	134,587	625,484	847,716

Contract Owner Transactions:
Purchase payments received	94,213	111,882	60,548	84,598
Transfers between Sub-Accounts (including the Fixed Account), net	893,262	(815,489)	(110,646)	(90,904)
Withdrawals, surrenders, annuitizations and contract charges	(85,448)	(338,998)	(125,670)	(135,609)
Mortality and expense risk charges	—	(802)	—	(137)
Charges for life insurance protection and monthly administration charge	(236,377)	(203,576)	(184,017)	(261,385)

Net increase (decrease) from contract owner transactions	665,650	(1,246,983)	(359,785)	(403,437)

Total increase (decrease) in net assets	1,008,735	(1,112,396)	265,699	444,279
Net assets at beginning of year	4,351,484	5,463,880	5,089,685	4,645,406

Net assets at end of year	$5,360,219	$4,351,484	$5,355,384	$5,089,685

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M44 Sub-Account		M40 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$73,286	$54,477	$5,712	$4,047
Net realized gains (losses)	112,091	84,312	4,645	6,707
Net change in unrealized appreciation (depreciation)	172,874	110,537	17,881	9,491

Increase (decrease) in net assets from operations	358,251	249,326	28,238	20,245

Contract Owner Transactions:
Purchase payments received	82,379	45,440	4,119	6,485
Transfers between Sub-Accounts (including the Fixed Account), net	(173,094)	10,139	(7,166)	3,799
Withdrawals, surrenders, annuitizations and contract charges	(51,656)	(248,410)	(661)	(506)
Mortality and expense risk charges	—	—	—	(63)
Charges for life insurance protection and monthly administration charge	(80,126)	(80,004)	(5,382)	(4,937)

Net increase (decrease) from contract owner transactions	(222,497)	(272,835)	(9,090)	4,778

Total increase (decrease) in net assets	135,754	(23,509)	19,148	25,023
Net assets at beginning of year	2,456,062	2,479,571	200,753	175,730

Net assets at end of year	$2,591,816	$2,456,062	$219,901	$200,753

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M83 Sub-Account		M08 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$125,670	$139,899	$15,288	$22,956
Net realized gains (losses)	658,812	928,788	89,515	148,825
Net change in unrealized appreciation (depreciation)	187,577	(93,608)	26,529	(20,245)

Increase (decrease) in net assets from operations	972,059	975,079	131,332	151,536

Contract Owner Transactions:
Purchase payments received	91,045	128,185	16,825	15,034
Transfers between Sub-Accounts (including the Fixed Account), net	(174,948)	(801,085)	8,210	440,021
Withdrawals, surrenders, annuitizations and contract charges	(152,574)	(456,485)	(5,597)	(587,276)
Mortality and expense risk charges	—	(622)	—	(206)
Charges for life insurance protection and monthly administration charge	(259,362)	(339,595)	(29,569)	(39,631)

Net increase (decrease) from contract owner transactions	(495,839)	(1,469,602)	(10,131)	(172,058)

Total increase (decrease) in net assets	476,220	(494,523)	121,201	(20,522)
Net assets at beginning of year	7,762,049	8,256,572	1,035,343	1,055,865

Net assets at end of year	$8,238,269	$7,762,049	$1,156,544	$1,035,343

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB6 Sub-Account		MA0 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$18,465	$16,076	$71,402	$55,231
Net realized gains (losses)	388,056	144,059	(27,521)	(8,681)
Net change in unrealized appreciation (depreciation)	(106,234)	236,359	65,946	(8,637)

Increase (decrease) in net assets from operations	300,287	396,494	109,827	37,913

Contract Owner Transactions:
Purchase payments received	37,709	25,718	18,926	9,113
Transfers between Sub-Accounts (including the Fixed Account), net	(45,952)	72,381	(83,092)	85,373
Withdrawals, surrenders, annuitizations and contract charges	(14,090)	(11,914)	(7,090)	(267)
Mortality and expense risk charges	—	—	—	(547)
Charges for life insurance protection and monthly administration charge	(93,866)	(75,715)	(37,035)	(39,311)

Net increase (decrease) from contract owner transactions	(116,199)	10,470	(108,291)	54,361

Total increase (decrease) in net assets	184,088	406,964	1,536	92,274
Net assets at beginning of year	2,001,892	1,594,928	1,536,535	1,444,261

Net assets at end of year	$2,185,980	$2,001,892	$1,538,071	$1,536,535

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA1 Sub-Account		M92 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$55,363	$70,722	$2,962	$392
Net realized gains (losses)	19,169	(135,145)	2,438	(435)
Net change in unrealized appreciation (depreciation)	756,210	383,432	4,300	3,566

Increase (decrease) in net assets from operations	830,742	319,009	9,700	3,523

Contract Owner Transactions:
Purchase payments received	19,770	18,058	8,601	—
Transfers between Sub-Accounts (including the Fixed Account), net	(45,510)	(1,721)	(26,746)	—
Withdrawals, surrenders, annuitizations and contract charges	(10,432)	(2,766)	(3,302)	1
Mortality and expense risk charges	—	(1,835)	—	(13)
Charges for life insurance protection and monthly administration charge	(46,814)	(40,064)	(10,176)	(7,100)

Net increase (decrease) from contract owner transactions	(82,986)	(28,328)	(31,623)	(7,112)

Total increase (decrease) in net assets	747,756	290,681	(21,923)	(3,589)
Net assets at beginning of year	2,526,250	2,235,569	72,958	76,547

Net assets at end of year	$3,274,006	$2,526,250	$51,035	$72,958

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$53,348	$46,057	$4,827	$9,800
Net realized gains (losses)	(19,191)	(32,838)	13,057	(2,278)
Net change in unrealized appreciation (depreciation)	49,857	(5,288)	(4,965)	(7,273)

Increase (decrease) in net assets from operations	84,014	7,931	12,919	249

Contract Owner Transactions:
Purchase payments received	46,450	64,358	4,243	4,271
Transfers between Sub-Accounts (including the Fixed Account), net	7,740	(22,768)	(162,628)	9,949
Withdrawals, surrenders, annuitizations and contract charges	(89,316)	(173,254)	(6,148)	(43,819)
Mortality and expense risk charges	—	—	—	(115)
Charges for life insurance protection and monthly administration charge	(74,216)	(83,791)	(17,971)	(33,179)

Net increase (decrease) from contract owner transactions	(109,342)	(215,455)	(182,504)	(62,893)

Total increase (decrease) in net assets	(25,328)	(207,524)	(169,585)	(62,644)
Net assets at beginning of year	1,280,305	1,487,829	283,466	346,110

Net assets at end of year	$1,254,977	$1,280,305	$113,881	$283,466

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		M97 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$228,925	$215,694	$17,800	$15,205
Net realized gains (losses)	(41,065)	(56,894)	140,286	16,387
Net change in unrealized appreciation (depreciation)	96,231	76,419	207,090	101,472

Increase (decrease) in net assets from operations	284,091	235,219	365,176	133,064

Contract Owner Transactions:
Purchase payments received	87,512	86,920	47,793	17,281
Transfers between Sub-Accounts (including the Fixed Account), net	(4,997)	(39,230)	964,415	16,885
Withdrawals, surrenders, annuitizations and contract charges	(127,298)	(250,103)	(28,701)	(62,259)
Mortality and expense risk charges	—	(246)	—	—
Charges for life insurance protection and monthly administration charge	(156,932)	(176,117)	(72,229)	(52,847)

Net increase (decrease) from contract owner transactions	(201,715)	(378,776)	911,278	(80,940)

Total increase (decrease) in net assets	82,376	(143,557)	1,276,454	52,124
Net assets at beginning of year	3,386,099	3,529,656	1,575,468	1,523,344

Net assets at end of year	$3,468,475	$3,386,099	$2,851,922	$1,575,468

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD5 Sub-Account		MD6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,651	$3,214	$5,717	$7,826
Net realized gains (losses)	30,027	973	441,764	315,439
Net change in unrealized appreciation (depreciation)	43,162	27,610	(203,504)	68,292

Increase (decrease) in net assets from operations	75,840	31,797	243,977	391,557

Contract Owner Transactions:
Purchase payments received	6,709	2,258	26,030	37,438
Transfers between Sub-Accounts (including the Fixed Account), net	(71,368)	6,399	(218,766)	96,073
Withdrawals, surrenders, annuitizations and contract charges	(6,275)	(397)	(303,633)	(282,213)
Mortality and expense risk charges	—	(119)	—	—
Charges for life insurance protection and monthly administration charge	(14,719)	(14,333)	(71,281)	(75,827)

Net increase (decrease) from contract owner transactions	(85,653)	(6,192)	(567,650)	(224,529)

Total increase (decrease) in net assets	(9,813)	25,605	(323,673)	167,028
Net assets at beginning of year	386,768	361,163	2,722,799	2,555,771

Net assets at end of year	$376,955	$386,768	$2,399,126	$2,722,799

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	ME3 Sub-Account		MB8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3,617	$9,548	$37,468	$37,259
Net realized gains (losses)	19,404	12,071	192,912	(15,797)
Net change in unrealized appreciation (depreciation)	46,518	17,269	(5,154)	167,134

Increase (decrease) in net assets from operations	69,539	38,888	225,226	188,596

Contract Owner Transactions:
Purchase payments received	6,742	7,633	50,549	49,516
Transfers between Sub-Accounts (including the Fixed Account), net	(21,980)	(1,338,492)	(51,033)	10,429
Withdrawals, surrenders, annuitizations and contract charges	(167)	(105)	(227,454)	(116,371)
Mortality and expense risk charges	—	(719)	—	(473)
Charges for life insurance protection and monthly administration charge	(2,952)	(7,578)	(103,890)	(123,638)

Net increase (decrease) from contract owner transactions	(18,357)	(1,339,261)	(331,828)	(180,537)

Total increase (decrease) in net assets	51,182	(1,300,373)	(106,602)	8,059
Net assets at beginning of year	250,092	1,550,465	3,973,782	3,965,723

Net assets at end of year	$301,274	$250,092	$3,867,180	$3,973,782

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF4 Sub-Account		MF6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$51,312	$34,141	$72,547	$89,193
Net realized gains (losses)	58,341	(2,952)	(27,218)	(24,237)
Net change in unrealized appreciation (depreciation)	57,594	66,412	99,973	(170,166)

Increase (decrease) in net assets from operations	167,247	97,601	145,302	(105,210)

Contract Owner Transactions:
Purchase payments received	22,367	23,918	74,216	89,901
Transfers between Sub-Accounts (including the Fixed Account), net	(4,889)	(4,959)	268,102	195,575
Withdrawals, surrenders, annuitizations and contract charges	(74,853)	(43,469)	(69,808)	(128,736)
Mortality and expense risk charges	—	(705)	—	(156)
Charges for life insurance protection and monthly administration charge	(53,507)	(52,290)	(127,655)	(145,402)

Net increase (decrease) from contract owner transactions	(110,882)	(77,505)	144,855	11,182

Total increase (decrease) in net assets	56,365	20,096	290,157	(94,028)
Net assets at beginning of year	1,754,123	1,734,027	4,133,771	4,227,799

Net assets at end of year	$1,810,488	$1,754,123	$4,423,928	$4,133,771

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF8 Sub-Account		MG0 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$41,009	$30,711	$12,635	$24,291
Net realized gains (losses)	118,623	9,065	(780)	(65,569)
Net change in unrealized appreciation (depreciation)	164,138	235,829	19,097	20,215

Increase (decrease) in net assets from operations	323,770	275,605	30,952	(21,063)

Contract Owner Transactions:
Purchase payments received	29,753	28,817	5,895	5,845
Transfers between Sub-Accounts (including the Fixed Account), net	(111,041)	66,588	(3,307)	(299,570)
Withdrawals, surrenders, annuitizations and contract charges	(32,546)	(377,139)	(11,398)	(113)
Mortality and expense risk charges	—	(279)	—	(489)
Charges for life insurance protection and monthly administration charge	(62,772)	(64,879)	(8,909)	(10,752)

Net increase (decrease) from contract owner transactions	(176,606)	(346,892)	(17,719)	(305,079)

Total increase (decrease) in net assets	147,164	(71,287)	13,233	(326,142)
Net assets at beginning of year	2,715,662	2,786,949	358,196	684,338

Net assets at end of year	$2,862,826	$2,715,662	$371,429	$358,196

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF2 Sub-Account		MG3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$189,659	$174,592	$65,295	$76,806
Net realized gains (losses)	3,844	(12,450)	760,966	372,662
Net change in unrealized appreciation (depreciation)	47,200	72,251	(451,367)	290,243

Increase (decrease) in net assets from operations	240,703	234,393	374,894	739,711

Contract Owner Transactions:
Purchase payments received	128,568	171,896	125,995	121,850
Transfers between Sub-Accounts (including the Fixed Account), net	247,161	(76,939)	(639,152)	918,490
Withdrawals, surrenders, annuitizations and contract charges	(299,407)	(393,628)	(20,356)	(180,187)
Mortality and expense risk charges	—	(372)	—	(102)
Charges for life insurance protection and monthly administration charge	(235,517)	(262,745)	(239,000)	(230,844)

Net increase (decrease) from contract owner transactions	(159,195)	(561,788)	(772,513)	629,207

Total increase (decrease) in net assets	81,508	(327,395)	(397,619)	1,368,918
Net assets at beginning of year	4,289,839	4,617,234	6,317,257	4,948,339

Net assets at end of year	$4,371,347	$4,289,839	$5,919,638	$6,317,257

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG5 Sub-Account		ME0 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$101,767	$68,642	$11,989	$14,461
Net realized gains (losses)	269,787	(37,033)	67,370	1,784
Net change in unrealized appreciation (depreciation)	91,845	334,315	(58,482)	114,097

Increase (decrease) in net assets from operations	463,399	365,924	20,877	130,342

Contract Owner Transactions:
Purchase payments received	78,062	80,800	11,469	21,856
Transfers between Sub-Accounts (including the Fixed Account), net	(2,745)	(2,972)	(21,085)	(8,035)
Withdrawals, surrenders, annuitizations and contract charges	(7,132)	(792,303)	(1,619)	(567,721)
Mortality and expense risk charges	—	(1,411)	—	(47)
Charges for life insurance protection and monthly administration charge	(183,179)	(171,354)	(32,597)	(32,073)

Net increase (decrease) from contract owner transactions	(114,994)	(887,240)	(43,832)	(586,020)

Total increase (decrease) in net assets	348,405	(521,316)	(22,955)	(455,678)
Net assets at beginning of year	4,147,233	4,668,549	705,174	1,160,852

Net assets at end of year	$4,495,638	$4,147,233	$682,219	$705,174

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V43 Sub-Account		O01 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,966	$—	$—	$—
Net realized gains (losses)	(8,029)	(27,329)	354,841	17,332
Net change in unrealized appreciation (depreciation)	97,661	80,372	(46,928)	542,791

Increase (decrease) in net assets from operations	92,598	53,043	307,913	560,123

Contract Owner Transactions:
Purchase payments received	6,113	2,956	25,305	25,424
Transfers between Sub-Accounts (including the Fixed Account), net	52,085	421,094	(138,228)	680,290
Withdrawals, surrenders, annuitizations and contract charges	(910)	(221)	(4,781)	(21,884)
Mortality and expense risk charges	—	(28)	—	—
Charges for life insurance protection and monthly administration charge	(32,592)	(7,458)	(102,564)	(88,648)

Net increase (decrease) from contract owner transactions	24,696	416,343	(220,268)	595,182

Total increase (decrease) in net assets	117,294	469,386	87,645	1,155,305
Net assets at beginning of year	670,692	201,306	2,463,772	1,308,467

Net assets at end of year	$787,986	$670,692	$2,551,417	$2,463,772

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O19 Sub-Account		O00 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	16,886	(88)	22,399	(227)
Net change in unrealized appreciation (depreciation)	(1,344)	31,716	(11,821)	46,283

Increase (decrease) in net assets from operations	15,542	31,628	10,578	46,056

Contract Owner Transactions:
Purchase payments received	395	395	—	470
Transfers between Sub-Accounts (including the Fixed Account), net	49	(306)	(60,392)	733
Withdrawals, surrenders, annuitizations and contract charges	(168)	(128)	(1,428)	(558)
Mortality and expense risk charges	—	(35)	—	—
Charges for life insurance protection and monthly administration charge	(1,256)	(1,095)	(9,104)	(9,375)

Net increase (decrease) from contract owner transactions	(980)	(1,169)	(70,924)	(8,730)

Total increase (decrease) in net assets	14,562	30,459	(60,346)	37,326
Net assets at beginning of year	124,285	93,826	230,667	193,341

Net assets at end of year	$138,847	$124,285	$170,321	$230,667

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O20 Sub-Account		O21 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$135	$—
Net realized gains (losses)	44,368	12,890	26	1,610
Net change in unrealized appreciation (depreciation)	(13,085)	15,079	6,239	6,388

Increase (decrease) in net assets from operations	31,283	27,969	6,400	7,998

Contract Owner Transactions:
Purchase payments received	2,104	2,064	4,550	3,044
Transfers between Sub-Accounts (including the Fixed Account), net	3,476	(3)	(1,369)	(3,963)
Withdrawals, surrenders, annuitizations and contract charges	(375)	(228)	(397)	(290)
Mortality and expense risk charges	—	(10)	—	—
Charges for life insurance protection and monthly administration charge	(1,525)	(1,528)	(2,233)	(2,647)

Net increase (decrease) from contract owner transactions	3,680	295	551	(3,856)

Total increase (decrease) in net assets	34,963	28,264	6,951	4,142
Net assets at beginning of year	205,813	177,549	39,642	35,500

Net assets at end of year	$240,776	$205,813	$46,593	$39,642

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P10 Sub-Account		PK8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$11,010	$7,484	$149,827	$126,802
Net realized gains (losses)	(6,926)	(7,471)	(46,859)	(19,515)
Net change in unrealized appreciation (depreciation)	61,445	13,478	200,391	33,311

Increase (decrease) in net assets from operations	65,529	13,491	303,359	140,598

Contract Owner Transactions:
Purchase payments received	19,955	18,144	54,460	63,281
Transfers between Sub-Accounts (including the Fixed Account), net	(483)	16,801	(10,752)	144,155
Withdrawals, surrenders, annuitizations and contract charges	(11,828)	(208)	(112,870)	(63,288)
Mortality and expense risk charges	—	(135)	—	(56)
Charges for life insurance protection and monthly administration charge	(14,066)	(12,898)	(80,596)	(85,156)

Net increase (decrease) from contract owner transactions	(6,422)	21,704	(149,758)	58,936

Total increase (decrease) in net assets	59,107	35,195	153,601	199,534
Net assets at beginning of year	345,190	309,995	2,135,722	1,936,188

Net assets at end of year	$404,297	$345,190	$2,289,323	$2,135,722

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PK9 Sub-Account		P06 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,075	$839	$46,296	$34,385
Net realized gains (losses)	(435)	(446)	(1,835)	(3,221)
Net change in unrealized appreciation (depreciation)	4,195	1,994	59,839	(3,208)

Increase (decrease) in net assets from operations	4,835	2,387	104,300	27,956

Contract Owner Transactions:
Purchase payments received	—	2,279	41,860	43,789
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	30,576	8,315
Withdrawals, surrenders, annuitizations and contract charges	(42)	(25)	(2,647)	(7,276)
Mortality and expense risk charges	—	(4)	—	—
Charges for life insurance protection and monthly administration charge	(3,801)	(3,360)	(60,862)	(57,071)

Net increase (decrease) from contract owner transactions	(3,843)	(1,110)	8,927	(12,243)

Total increase (decrease) in net assets	992	1,277	113,227	15,713
Net assets at beginning of year	23,978	22,701	1,319,097	1,303,384

Net assets at end of year	$24,970	$23,978	$1,432,324	$1,319,097

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P07 Sub-Account		307 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$266,502	$343,248	$—	$—
Net realized gains (losses)	(97,566)	(672,061)	1,591,017	954,501
Net change in unrealized appreciation (depreciation)	382,647	573,425	354,045	2,026,902

Increase (decrease) in net assets from operations	551,583	244,612	1,945,062	2,981,403

Contract Owner Transactions:
Purchase payments received	150,636	171,993	89,678	104,544
Transfers between Sub-Accounts (including the Fixed Account), net	686,284	29,569	(235,805)	(302,638)
Withdrawals, surrenders, annuitizations and contract charges	(125,407)	(2,288,740)	(325,140)	(160,805)
Mortality and expense risk charges	—	(11)	—	—
Charges for life insurance protection and monthly administration charge	(231,146)	(232,192)	(299,962)	(346,327)

Net increase (decrease) from contract owner transactions	480,367	(2,319,381)	(771,229)	(705,226)

Total increase (decrease) in net assets	1,031,950	(2,074,769)	1,173,833	2,276,177
Net assets at beginning of year	6,297,189	8,371,958	10,884,875	8,608,698

Net assets at end of year	$7,329,139	$6,297,189	$12,058,708	$10,884,875

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W42 Sub-Account
	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—
Net realized gains (losses)	(2,481)	(1,435)
Net change in unrealized appreciation (depreciation)	4,636	5,559

Increase (decrease) in net assets from operations	2,155	4,124

Contract Owner Transactions:
Purchase payments received	3,369	2,314
Transfers between Sub-Accounts (including the Fixed Account), net	1,012	(1,205)
Withdrawals, surrenders, annuitizations and contract charges	(239)	(173)
Mortality and expense risk charges	—	—
Charges for life insurance protection and monthly administration charge	(1,610)	(1,888)

Net increase (decrease) from contract owner transactions	2,532	(952)

Total increase (decrease) in net assets	4,687	3,172
Net assets at beginning of year	31,639	28,467

Net assets at end of year	$36,326	$31,639

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account I (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on August 25, 1999 as a funding vehicle for the variable portion of Futurity Variable Universal Life (“VUL”) contracts, Futurity Protector VUL contracts, Futurity Protector II VUL contracts, Futurity Accumulator VUL contracts, Futurity Accumulator II VUL contracts, Futurity Survivorship VUL contracts, Futurity Survivorship II VUL contracts, Executive VUL contracts, Prime VUL contracts, Protector VUL contracts, Prime Survivorship VUL contracts and certain other individual variable universal life insurance contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
D37	LVIP Macquarie SMID Cap Core Fund Standard Class	November 3, 2025
O01	Invesco V.I. Capital Appreciation Fund, Series I	April 30, 2025
O19	Invesco V.I. Capital Appreciation Fund, Series II	April 30, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the “Transfer between Sub-Accounts (including the Fixed Account), net” line on the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurements of investments. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the contract’s account value, through the redemption of fund units for the mortality and expense risks assumed by the Sponsor. For the Executive Product this charge is deducted daily over the duration of the policy, and is guaranteed not to exceed an annual rate of 0.60% of the Variable Account assets. For the Single Life (Futurity VUL, Futurity Protector VUL, Protector II VUL, Accumulator VUL, Accumulator II VUL, Prime VUL and Protector VUL) and Survivorship Products (Futurity Survivorship VUL, Futurity Survivorship II VUL and Prime Survivorship VUL) the charge is deducted monthly with the maximum deduction not exceeding an annual rate of 0.75% of the Variable Account assets over a range of five to 15 policy years, depending on the product purchased. Thereafter, the effective annual rates range from 0.10% to 0.20% for the Single Life Products, and 0.5% for the Survivorship Products. These charges are reflected in the Statements of Changes in Net Assets.

Administration charges

An account administration fee (“Account Fee”) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses and issuances costs. For the Executive Product, the monthly expense charge of $5 to $10 is deducted over the duration of the policy, combined with a monthly charge based on the specified face amount of the policy. The monthly charge for the Single Life Products ranges from $8 to $10 for all policy years, combined with a monthly face amount charge for the first 5 to 20 policy years following policy issue, or each specified face amount increase, depending on the product purchased. For the Futurity Survivorship and Futurity Survivorship II Products, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase. The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. For the Prime Survivorship Product, the monthly expense charge is $10 for all policy years, combined with a monthly face amount charge for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase. The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. The Account Fee is reflected in the Statements of Changes in Net Assets as part of “Charges for life insurance protection and monthly administration charge”.

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Executive Product the charge on premiums up to and including the premium amount used to determine commission payments to Selling Broker-Dealers (“Target Premium”) will not exceed 35% in Policy Year 1, 12% in Policy Years 2-10 and 5% thereafter. The charge on premium in excess of Target Premium will not exceed 5%. The current charge for the Single Life Products can range from 5.25% to 15.00% of premium payments, depending on the product and riders purchased. For the Futurity Survivorship and Futurity Survivorship II Products, the charge is 6% of premiums and is guaranteed not to exceed 8%. For the Prime Survivorship Product, the charge is 18.50% of premiums and is guaranteed not to exceed 25%.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the applicable Commissioner’s Standard Ordinary Smoker and Nonsmoker Mortality Tables. These charges are reported in the Statements of Changes in Net Assets as part of “Charges for life insurance protection and monthly administration charge”.

Surrender charges

A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Futurity Survivorship and Futurity Survivorship II Products, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase. For the Single Life Products, depending on the product purchased, the surrender charge can apply to the first 9 to 15 policy years following the date of policy issue, or the respective policy years from the effective date of each specified face amount increase. The Executive Product and Prime Survivorship Product do not currently impose such surrender charges. Surrender charges when deducted are retained by the Sponsor. These charges are reflected as part of “Withdrawals, surrenders, annuitizations and contract charges” in the Statements of Changes in Net Assets.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
AL1	$19,563	$1,698
A70	11,136	31,038
A71	536,162	513,717
A98	61,395	77,467
A55	94,671	26,166
A54	72,306	51,164
A51	5,468	2,338
308	187,494	81,953
301	607,734	229,473
304	46,901	81,321
309	19,604	11,335
306	37	658
303	173,511	132,917
302	104,101	19,251
305	5,416	4,827
300	662,307	448,671
B18	984,704	151,533
C60	60,203	43,378
D37	65,877	88,598
D55	565,013	930,375
S61	366,577	108,712
D18	655,815	357,033
FD7	336,885	306,650

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
F24	$520,374	$154,339
F29	2,399,335	934,801
F15	356	270
F14	7,424	4,103
F21	1,077,374	384,091
F26	1,687,264	634,461
FM7	1,538,111	1,483,079
F41	284,954	82,721
FM8	241,277	1,444,240
F23	833,666	498,760
FE3	241,619	82,074
T20	781,192	860,256
FE6	2,201	402
F56	163,381	92,576
F59	837,597	45,988
F54	114,351	61,178
F53	128,183	54,730
T28	39,442	25,145
G30	15,934	5,153
G32	71,865	37,290
521	28,807	14,255
G33	50,283	30,258
G31	1,056,040	340,388
V15	177,016	184,363
V35	205,477	376,602
V13	35,754	31,436
A39	98,947	33,892
V11	60,611	97,289
IB1	321,825	153,435
A21	559,933	1,632,479
I76	21,703	13,858
MB0	277,582	56,848
MB1	39,457	55,886
MB5	1,519,516	81,341
MA9	53,335	63,534
MD8	550,832	3,124,108
M07	409,754	219,716
M35	53,620	43,311
M31	549,948	204,836
MF1	1,011,125	462,273
M05	28,391	135,610

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M06	$1,258,312	$361,284
M33	1,317,468	421,886
M44	183,833	299,189
M40	12,641	13,170
M83	842,049	622,503
M08	127,463	37,835
MB6	414,173	149,572
MA0	110,696	147,584
MA1	108,411	114,861
M92	15,179	41,274
M96	99,741	155,735
MD2	16,546	194,222
MA6	396,619	369,409
M97	1,203,980	166,510
MD5	36,320	99,663
MD6	394,019	588,159
ME3	395,102	409,842
MB8	526,829	447,779
MF4	150,921	131,346
MF6	431,961	214,559
MF8	206,479	206,503
MG0	114,326	119,411
MF2	646,748	616,284
MG3	820,366	959,278
MG5	468,140	183,842
ME0	99,653	58,104
V43	86,531	58,869
O01	328,608	241,015
O19	17,360	1,577
O00	19,212	70,924
O20	49,472	1,935
O21	8,395	5,008
P10	35,942	31,354
PK8	252,863	252,794
PK9	1,075	3,843
P06	136,164	80,941
P07	1,296,050	549,180
307	1,128,628	892,794
W42	6,578	4,047

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	287	56	231
A70	—	1,316	(1,316)
A71	3,262	12,274	(9,012)
A98	5,024	6,554	(1,530)
A55	3	455	(452)
A54	1,437	1,066	371
A51	170	112	58
308	2,108	1,803	305
301	68,601	56,512	12,089
304	498	1,575	(1,077)
309	4,672	4,915	(243)
306	13	31	(18)
303	909	1,793	(884)
302	3,271	3,486	(215)
305	25	168	(143)
300	23,149	18,421	4,728
B18	20,756	6,505	14,251
C60	2,928	2,516	412
D37	496	1,133	(637)
D55	6,802	14,976	(8,174)
S61	1,794	2,590	(796)
D18	5,523	7,615	(2,092)
FD7	20,194	22,907	(2,713)
F24	708	2,930	(2,222)
F29	4,071	11,460	(7,389)
F15	—	11	(11)
F14	115	150	(35)
F21	2,746	5,257	(2,511)
F26	52,354	42,558	9,796
FM7	19,800	24,984	(5,184)
F41	2,257	3,388	(1,131)
FM8	13,801	102,804	(89,003)
F23	8,235	18,912	(10,677)
FE3	2,537	4,110	(1,573)
T20	12,178	25,114	(12,936)
FE6	4	15	(11)
F56	1,533	2,809	(1,276)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
F59	32,860	3,880	28,980
F54	1,029	2,597	(1,568)
F53	1,267	1,679	(412)
T28	884	1,391	(507)
G30	6	114	(108)
G32	9	606	(597)
521	93	215	(122)
G33	662	1,461	(799)
G31	2,037	6,177	(4,140)
V15	1,066	3,635	(2,569)
V35	160	5,851	(5,691)
V13	227	731	(504)
A39	474	920	(446)
V11	643	2,506	(1,863)
IB1	2,297	2,973	(676)
A21	8,148	46,509	(38,361)
I76	1	374	(373)
MB0	1,025	1,479	(454)
MB1	1,498	4,200	(2,702)
MB5	14,541	1,414	13,127
MA9	473	2,013	(1,540)
MD8	141,556	372,120	(230,564)
M07	7,505	11,511	(4,006)
M35	2,647	3,550	(903)
M31	913	3,189	(2,276)
MF1	3,748	11,091	(7,343)
M05	5,626	8,636	(3,010)
M06	84,648	33,300	51,348
M33	2,991	10,577	(7,586)
M44	4,113	14,769	(10,656)
M40	2,040	2,541	(501)
M83	7,842	20,926	(13,084)
M08	1,352	1,756	(404)
MB6	588	2,462	(1,874)
MA0	6,293	11,571	(5,278)
MA1	6,533	13,368	(6,835)
M92	1,718	3,314	(1,596)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M96	5,880	11,293	(5,413)
MD2	36,639	50,141	(13,502)
MA6	16,132	21,762	(5,630)
M97	26,592	4,552	22,040
MD5	404	2,595	(2,191)
MD6	588	9,792	(9,204)
ME3	34,773	34,949	(176)
MB8	3,467	8,726	(5,259)
MF4	142,916	147,265	(4,349)
MF6	16,168	13,151	3,017
MF8	22,827	26,690	(3,863)
MG0	8,131	9,387	(1,256)
MF2	41,070	52,201	(11,131)
MG3	10,746	27,774	(17,028)
MG5	19,925	23,132	(3,207)
ME0	290	1,111	(821)
V43	1,562	1,120	442
O01	325	3,058	(2,733)
O19	17	36	(19)
O00	—	3,977	(3,977)
O20	956	850	106
O21	143	128	15
P10	7,439	8,026	(587)
PK8	9,577	12,752	(3,175)
PK9	—	186	(186)
P06	4,118	3,704	414
P07	48,367	29,613	18,754
307	2,051	8,927	(6,876)
W42	205	120	85

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	453	201	252
A70	—	106	(106)
A71	3,079	28,753	(25,674)
A98	970	757	213
A55	8,821	9,047	(226)
A54	2,551	2,303	248
A51	321	40	281
308	505	8,216	(7,711)
301	140,194	58,329	81,865
304	296	7,064	(6,768)
309	1,780	3,647	(1,867)
306	14	9,910	(9,896)
303	862	4,581	(3,719)
302	437	2,262	(1,825)
305	61	1,730	(1,669)
300	48,490	1,907	46,583
B18	10,734	13,529	(2,795)
C60	2,537	3,060	(523)
D37	2,915	3,331	(416)
D55	6,640	28,497	(21,857)
S61	5,356	8,591	(3,235)
D18	1,945	7,794	(5,849)
FD7	18,239	18,767	(528)
F24	33,382	37,372	(3,990)
F29	18,293	24,704	(6,411)
F15	35	11	24
F14	155	198	(43)
F21	14,686	11,293	3,393
F26	67,687	102,101	(34,414)
FM7	19,415	92,861	(73,446)
F41	2,858	5,532	(2,674)
FM8	25,757	49,679	(23,922)
F23	15,977	29,099	(13,122)
FE3	21,624	22,338	(714)
T20	21,401	18,449	2,952
FE6	11	21	(10)
F56	8,504	11,361	(2,857)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
F59	4,053	11,200	(7,147)
F54	1,698	12,062	(10,364)
F53	11,242	21,552	(10,310)
T28	1,196	4,566	(3,370)
G30	51	1,877	(1,826)
G32	113	642	(529)
521	76	258	(182)
G33	656	1,134	(478)
G31	15,389	11,090	4,299
V15	996	3,583	(2,587)
V35	15,540	13,574	1,966
V13	2,673	145	2,528
A39	504	1,231	(727)
V11	440	748	(308)
IB1	15,539	3,906	11,633
A21	33,394	21,330	12,064
I76	2,350	2,828	(478)
MB0	16,891	7,762	9,129
MB1	4,631	4,926	(295)
MB5	1,438	2,331	(893)
MA9	2,873	3,169	(296)
MD8	326,484	457,279	(130,795)
M07	15,074	19,200	(4,126)
M35	2,505	2,407	98
M31	7,186	16,799	(9,613)
MF1	20,203	21,568	(1,365)
M05	34,148	42,066	(7,918)
M06	32,429	131,092	(98,663)
M33	39,993	49,525	(9,532)
M44	18,232	34,701	(16,469)
M40	2,573	2,293	280
M83	37,539	77,684	(40,145)
M08	20,722	26,554	(5,832)
MB6	2,601	2,461	140
MA0	8,754	6,029	2,725
MA1	86,291	82,659	3,632
M92	811	1,210	(399)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M96	22,870	33,900	(11,030)
MD2	37,226	42,152	(4,926)
MA6	10,577	24,753	(14,176)
M97	1,175	3,515	(2,340)
MD5	535	712	(177)
MD6	8,748	13,016	(4,268)
ME3	14,444	103,757	(89,313)
MB8	3,455	7,173	(3,718)
MF4	90,323	93,599	(3,276)
MF6	22,642	22,962	(320)
MF8	24,885	33,678	(8,793)
MG0	3,150	26,253	(23,103)
MF2	30,015	70,048	(40,033)
MG3	37,694	21,589	16,105
MG5	20,428	47,859	(27,431)
ME0	5,436	16,178	(10,742)
V43	5,857	913	4,944
O01	11,854	2,262	9,592
O19	21	49	(28)
O00	733	1,289	(556)
O20	933	925	8
O21	156	255	(99)
P10	7,321	4,622	2,699
PK8	11,819	6,360	5,459
PK9	186	247	(61)
P06	8,031	8,516	(485)
P07	65,822	164,205	(98,383)
307	2,974	10,341	(7,367)
W42	143	166	(23)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable universal life products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable universal life products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
AL1
2025	4,969	$33.2471	$165,207	1.94%	— %	17.36%
2024	4,738	28.3287	134,233	1.83	—	8.58
2023	4,486	26.0909	117,023	0.94	—	12.66
2022	4,229	23.1593	97,943	3.15	—	(19.17)
2021	4,472	28.6513	128,136	0.27	—	13.36
A70
2025	3,389	25.2473	85,551	—	—	6.03
2024	4,705	23.8125	112,027	—	—	5.96
2023	4,811	22.4732	108,115	0.03	—	15.70
2022	4,155	19.4232	80,710	—	—	(27.17)
2021	5,377	26.6683	143,392	—	—	22.57
A71
2025	99,002	52.6607	5,213,532	0.88	—	10.20
2024	108,014	47.7870	5,161,664	1.29	—	12.76
2023	133,688	42.3776	5,665,358	1.27	—	14.83
2022	146,833	37.9314	5,569,578	1.15	—	(4.42)
2021	142,706	39.6852	5,663,320	0.65	—	27.84
A98
2025	4,801	12.5369	60,185	2.10	—	41.27
2024	6,331	8.8742	56,182	2.33	—	4.81
2023	6,118	8.4670	51,797	0.54	—	11.72
2022	9,671	7.3734	71,309	3.54	—	(13.79)
2021	16,918	8.5533	144,701	1.67	—	10.85
A55
2025	11,612	64.7298 to 57.0136	753,928	1.57	— to 0.50	20.82 to 20.22
2024	12,064	53.5764 to 47.4254	648,321	0.60	— to 0.50	22.66 to 22.05
2023	12,290	43.6776 to 38.8573	537,275	1.39	— to 0.50	23.93 to 23.32
2022	12,966	35.2438 to 31.5105	456,454	1.41	— to 0.50	(14.98) to (15.40)
2021	13,367	41.4534 to 37.2473	553,548	1.23	— to 0.50	31.66 to 31.01
A54
2025	21,392	70.2334	1,502,452	—	—	16.76
2024	21,021	60.1495	1,264,413	—	—	21.07
2023	20,773	49.6823	1,032,069	—	—	23.17
2022	21,200	40.3356	855,103	—	—	(36.07)
2021	21,414	63.0958	1,351,112	—	—	4.20
A51
2025	926	53.8722 to 40.2674	48,222	—	— to 0.20	5.91 to 5.70
2024	868	50.8654 to 38.0958	42,509	0.48	— to 0.20	8.13 to 7.91
2023	587	47.0405 to 35.3020	26,085	—	— to 0.20	16.49 to 16.26
2022	960	40.3814 to 30.3650	37,398	—	— to 0.20	(38.01) to (38.14)
2021	2,083	65.1452 to 49.0844	133,383	—	— to 0.20	(6.06) to (6.25)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Ne t Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
308
2025	17,159	$67.0067	$1,149,748	1.45%	—%	17.21%
2024	16,854	57.1685	963,502	1.55	—	19.14
2023	24,565	47.9826	1,178,670	1.83	—	17.29
2022	27,319	40.9107	1,117,627	1.90	—	(8.45)
2021	28,737	44.6881	1,284,206	1.41	—	27.78
301
2025	254,746	17.0274	4,337,674	4.38	—	7.26
2024	242,657	15.8749	3,852,165	5.11	—	1.16
2023	160,792	15.6936	2,523,386	3.76	—	5.02
2022	116,609	14.9436	1,742,555	3.61	—	(12.58)
2021	77,010	17.0940	1,316,410	2.83	—	(0.31)
304
2025	3,076	70.2452	216,077	1.29	—	21.63
2024	4,153	57.7550	239,843	1.51	—	13.68
2023	10,921	50.8038	554,849	0.84	—	22.60
2022	13,016	41.4377	539,346	0.66	—	(24.74)
2021	13,838	55.0582	761,919	0.34	—	16.42
309
2025	7,828	56.0337	438,605	1.42	—	24.80
2024	8,071	44.8971	362,384	1.72	—	14.00
2023	9,938	39.3820	391,386	1.72	—	20.88
2022	12,832	32.5796	418,072	2.33	—	(17.33)
2021	13,234	39.4111	521,574	1.64	—	14.78
306
2025	26	39.3034	1,018	0.24	—	14.64
2024	44	34.2853	1,516	1.25	—	2.33
2023	9,940	33.5041	333,043	0.27	—	16.17
2022	10,173	28.8400	293,393	—	—	(29.55)
2021	10,404	40.9391	425,943	—	—	6.74
303
2025	15,510	123.4782	1,915,152	0.15	—	20.23
2024	16,394	102.7021	1,683,739	0.34	—	31.63
2023	20,113	78.0262	1,569,362	0.38	—	38.48
2022	19,226	56.3443	1,083,324	0.32	—	(29.94)
2021	19,286	80.4191	1,550,973	0.21	—	21.99
302
2025	7,751	80.2317	621,772	0.93	—	18.06
2024	7,966	67.9560	541,262	1.14	—	24.23
2023	9,791	54.7030	535,526	1.54	—	26.14
2022	7,153	43.3679	310,155	1.35	—	(16.49)
2021	5,875	51.9331	305,020	1.05	—	24.10

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
305
2025	2,423	$31.5376	$76,431	6.50%	— %	8.24%
2024	2,566	29.1362	74,771	5.67	—	9.67
2023	4,235	26.5678	112,505	4.86	—	12.45
2022	7,766	23.6257	183,488	12.40	—	(9.26)
2021	4,263	26.0380	110,996	3.48	—	8.42
300
2025	194,441	30.8957	6,007,363	1.41	—	26.76
2024	189,713	24.3724	4,623,767	1.46	—	3.16
2023	143,130	23.6260	3,381,568	1.33	—	15.84
2022	156,051	20.3947	3,182,602	1.74	—	(20.79)
2021	157,805	25.7462	4,062,872	2.45	—	(1.50)
B18
2025	88,908	32.1610 to 29.5123	2,857,129	5.08	— to 0.50	19.51 to 18.92
2024	74,657	26.9106 to 24.8177	2,007,298	1.47	— to 0.50	8.93 to 8.38
2023	77,452	24.7053 to 22.8984	1,911,928	2.48	— to 0.50	12.49 to 11.93
2022	84,773	21.9622 to 20.4574	1,860,516	0.00	— to 0.50	(16.07) to (16.49)
2021	86,614	26.1685 to 24.4972	2,265,145	0.85	— to 0.50	6.42 to 5.89
C60
2025	15,408	44.8482	691,034	—	—	15.85
2024	14,996	38.7120	580,559	—	—	31.01
2023	15,519	29.5488	458,579	—	—	42.77
2022	16,258	20.6973	336,522	—	—	(31.53)
2021	27,388	30.2297	827,958	—	—	28.35
D37
2025	10,863	93.0710	1,011,074	0.57	—	8.85
2024	11,500	85.5020	983,260	0.62	—	14.73
2023	11,916	74.5243	888,055	1.09	—	16.45
2022	14,636	63.9958	936,668	0.44	—	(13.73)
2021	16,156	74.1807	1,198,497	0.97	—	23.18
D55
2025	64,979	81.9298 to 36.4756	4,448,009	1.05	—	12.37
2024	73,153	72.9126 to 32.4611	4,552,593	0.82	—	10.89
2023	95,010	65.7538 to 29.2740	5,463,079	0.83	—	16.33
2022	97,658	56.5237 to 25.1647	4,910,393	0.62	—	(20.89)
2021	96,745	71.4475 to 31.8088	6,268,480	0.54	—	14.18
S61
2025	48,511	57.1282	2,771,324	0.98	—	18.21
2024	49,307	48.3258	2,382,809	1.18	—	6.21
2023	52,542	45.5009	2,390,713	1.16	—	14.95
2022	57,295	39.5837	2,267,965	0.85	—	(15.80)
2021	58,673	47.0134	2,758,437	1.28	—	30.50

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
D18
2025	74,403	$61.0449 to $54.8639	$4,531,327	0.69%	— % to 0.50%	10.07% to 9.52%
2024	76,495	55.4608 to 50.0942	4,232,932	0.85	— to 0.50	12.62 to 12.05
2023	82,344	49.2480 to 44.7063	4,045,985	0.75	— to 0.50	18.31 to 17.72
2022	79,033	41.6259 to 37.9754	3,282,079	0.73	— to 0.50	(14.08) to (14.50)
2021	86,422	48.4457 to 44.4177	4,177,819	0.62	— to 0.50	25.88 to 25.26
FD7
2025	47,639	58.7858 to 53.9448	2,783,712	1.60	— to 0.50	14.96 to 14.39
2024	50,352	51.1375 to 47.1607	2,560,613	1.74	— to 0.50	15.63 to 15.05
2023	50,880	44.2255 to 40.9913	2,239,373	1.39	— to 0.50	21.23 to 20.63
2022	67,062	36.4795 to 33.9802	2,441,726	1.05	— to 0.50	(18.19) to (18.59)
2021	71,123	44.5890 to 41.7414	3,156,100	0.79	— to 0.50	17.99 to 17.40
F24
2025	50,461	62.4025	3,148,934	—	—	21.19
2024	52,683	51.4896	2,712,672	0.03	—	33.45
2023	56,673	38.5838	2,186,713	0.26	—	33.12
2022	56,984	28.9851	1,651,742	0.26	—	(26.49)
2021	57,905	39.4290	2,283,193	0.03	—	27.51
F29
2025	121,538	124.5428	15,136,694	0.05	—	21.38
2024	128,927	102.6087	13,228,997	0.09	—	33.63
2023	135,338	76.7840	10,391,804	0.40	—	33.34
2022	141,870	57.5857	8,169,669	0.40	—	(26.38)
2021	149,829	78.2229	11,720,056	0.05	—	27.71
F15
2025	180	25.9017	4,659	2.51	—	12.99
2024	191	22.9229	4,376	2.84	—	7.40
2023	167	21.3426	3,567	3.65	—	12.22
2022	2,244	19.0182	42,672	1.74	—	(15.97)
2021	2,738	22.6321	61,966	0.89	—	9.26
F14
2025	2,347	29.6617	69,619	2.20	—	15.16
2024	2,382	25.7558	61,348	2.04	—	9.14
2023	2,425	23.5996	57,223	2.26	—	14.46
2022	2,459	20.6187	50,689	1.57	—	(17.09)
2021	3,791	24.8676	94,266	0.88	—	12.07

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
F21
2025	80,701	$88.9627	$7,179,372	0.21%	— %	14.78%
2024	83,212	77.5082	6,449,596	—	—	30.27
2023	79,819	59.5004	4,749,271	0.03	—	36.09
2022	103,279	43.7198	4,515,347	0.51	—	(24.52)
2021	106,323	57.9247	6,158,722	0.00	—	23.08
F26
2025	620,137	60.7813	37,692,615	0.95	—	17.48
2024	610,341	51.7368	31,577,034	1.07	—	24.59
2023	644,755	41.5268	26,774,455	1.29	—	25.88
2022	602,350	32.9894	19,871,133	1.24	—	(18.42)
2021	587,952	40.4373	23,775,134	1.10	—	28.26
FM7
2025	284,285	79.0432	22,470,760	1.07	—	17.66
2024	289,469	67.1810	19,446,831	1.18	—	24.77
2023	362,915	53.8428	19,540,379	1.28	—	26.07
2022	449,722	42.7088	19,207,093	1.37	—	(18.30)
2021	465,688	52.2724	24,342,637	1.18	—	28.45
F41
2025	53,720	40.6321	2,182,762	0.25	—	11.49
2024	54,851	36.4454	1,999,057	0.35	—	17.18
2023	57,525	31.1032	1,789,219	0.37	—	14.80
2022	64,293	27.0930	1,741,896	0.28	—	(14.97)
2021	62,875	31.8617	2,003,305	0.34	—	25.31
FM8
2025	148,868	15.0800	2,244,912	3.97	—	4.04
2024	237,871	14.4948	3,447,875	4.88	—	5.01
2023	261,793	13.8033	3,613,582	4.68	—	4.80
2022	337,631	13.1709	4,446,903	1.15	—	1.36
2021	518,626	12.9938	6,738,949	0.01	—	0.01
F23
2025	188,079	36.3015	6,827,535	1.55	—	20.28
2024	198,756	30.1814	5,998,722	1.60	—	4.95
2023	211,878	28.7567	6,092,898	0.95	—	20.41
2022	228,405	23.8826	5,454,914	0.99	—	(24.58)
2021	233,568	31.6676	7,396,529	0.45	—	19.57
FE3
2025	52,310	28.9012	1,511,798	1.82	—	37.47
2024	53,883	21.0243	1,132,841	1.76	—	6.10
2023	54,597	19.8164	1,081,897	0.00	—	10.08
2022	69,070	18.0025	1,243,428	2.08	—	(8.17)
2021	75,204	19.6033	1,474,249	0.89	—	4.44

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
T20
2025	120,316	$42.4613	$5,108,784	2.31%	— %	29.19%
2024	133,252	32.8663	4,379,480	2.43	—	(1.00)
2023	130,300	33.1974	4,325,627	3.21	—	20.76
2022	139,969	27.4912	3,847,918	3.11	—	(7.61)
2021	154,431	29.7541	4,594,971	1.85	—	4.16
FE6
2025	1,082	34.9519	37,823	1.93	—	12.60
2024	1,093	31.0412	33,922	2.03	—	9.15
2023	1,103	28.4388	31,372	1.45	—	14.61
2022	1,117	24.8132	27,710	1.61	—	(16.00)
2021	1,130	29.5395	33,375	1.74	—	11.68
F56
2025	34,579	47.5066 to 32.0417	1,605,466	0.87	—	23.83
2024	35,855	38.3656 to 25.8763	1,345,397	0.96	—	5.40
2023	38,712	36.3988 to 24.5498	1,380,946	3.31	— to 0.50	21.01
2022	42,474	30.0794 to 20.2876	1,254,099	0.16	— to 0.20	(11.50)
2021	46,661	33.9892 to 21.4602	1,557,321	1.18	— to 0.20	4.35
F59
2025	51,967	27.3087	1,419,157	3.29	—	12.56
2024	22,987	24.2620	557,710	5.30	—	7.20
2023	30,134	22.6316	681,960	5.12	—	8.62
2022	29,544	20.8350	615,549	4.79	—	(5.47)
2021	27,774	22.0416	612,179	4.63	—	16.75
F54
2025	29,866	26.2166	782,996	2.05	—	11.52
2024	31,434	23.5087	738,985	2.04	—	11.27
2023	41,798	21.1274	883,103	1.49	—	13.46
2022	61,802	18.6205	1,150,801	1.85	—	(7.43)
2021	64,223	20.1153	1,291,873	2.97	—	19.17
F53
2025	25,600	39.5982	1,013,678	1.07	—	7.65
2024	26,012	36.7830	956,785	0.97	—	11.71
2023	36,322	32.9285	1,196,019	0.55	—	12.75
2022	45,188	29.2062	1,319,749	1.00	—	(10.06)
2021	49,985	32.4746	1,623,244	1.02	—	25.37
T28
2025	26,104	19.5563	510,489	4.84	—	7.24
2024	26,611	18.2352	485,250	4.48	—	4.02
2023	29,981	17.5303	525,566	4.44	—	8.18
2022	33,498	16.2045	542,824	4.34	—	(10.75)
2021	34,221	18.1566	621,329	3.52	—	2.11

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
T29
2021	—	14.2660	3	—%	— %	— 1.83%
G30
2025	2,393	45.4116 to 45.9660	109,181	1.11	0.20 to 0.50	10.66 to 10.33
2024	2,501	41.0359 to 41.6612	103,204	1.12	0.20 to 0.50	16.86 to 16.51
2023	4,327	35.1150 to 35.7574	152,534	1.81	0.20 to 0.50	12.79 to 12.45
2022	4,350	31.1340 to 31.7981	136,078	1.35	0.20 to 0.50	(6.56) to (6.83)
2021	4,622	33.3183 to 34.1307	154,788	1.19	0.20 to 0.50	23.88 to 23.52
G32
2025	9,204	67.4335 to 60.6058	618,421	1.20	— to 0.50	9.39 to 8.85
2024	9,801	61.6431 to 55.6785	602,193	1.01	— to 0.50	12.40 to 11.84
2023	10,330	54.8432 to 49.7856	564,795	1.00	— to 0.50	11.42 to 10.87
2022	11,408	49.2226 to 44.9060	560,011	0.71	— to 0.50	(9.99) to (10.43)
2021	11,171	54.6843 to 50.1378	609,258	0.55	— to 0.50	30.95 to 30.30
521
2025	3,803	78.1664 to 73.4790	287,177	0.76	0.20 to 0.50	15.91 to 15.56
2024	3,925	67.4372 to 63.5827	256,361	0.98	0.20 to 0.50	18.81 to 18.46
2023	4,107	56.7594 to 53.6763	226,429	1.04	0.20 to 0.50	19.04 to 18.68
2022	4,095	47.6817 to 45.2263	190,072	0.32	0.20 to 0.50	(19.54) to (19.78)
2021	4,105	59.2623 to 56.3786	237,315	0.47	0.20 to 0.50	23.54 to 23.17
G33
2025	11,129	28.4539 to 23.7506	279,159	2.68	0.20 to 0.50	38.21 to 37.80
2024	11,928	20.5876 to 17.2360	218,150	2.99	0.20 to 0.50	5.92 to 5.60
2023	12,406	19.4368 to 16.3215	215,411	2.76	0.20 to 0.50	18.47 to 18.12
2022	12,727	16.4065 to 13.8180	187,759	3.31	0.20 to 0.50	(13.73) to (13.98)
2021	13,031	19.0169 to 16.0644	224,046	2.87	0.20 to 0.50	11.95 to 11.61
G31
2025	105,387	71.4430 to 59.8596	7,444,419	0.71	— to 0.50	15.75 to 15.17
2024	109,527	61.7232 to 51.9741	6,676,035	0.73	— to 0.50	28.32 to 27.68
2023	105,228	48.1000 to 40.7061	4,985,481	0.67	— to 0.50	23.81 to 23.19
2022	122,062	38.8508 to 33.0425	4,675,041	0.82	— to 0.50	(19.74) to (20.14)
2021	127,346	48.4055 to 41.3742	6,073,085	0.83	— to 0.50	29.41 to 28.76

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
V15
2025	23,799	$62.2824 to $58.1759	$1,474,447	—%	— % to 0.50%	11.66% to 11.11%
2024	26,368	55.7766 to 52.3594	1,458,670	—	— to 0.50	34.89 to 34.21
2023	28,955	41.3503 to 39.0120	1,187,936	—	— to 0.50	0.41 to 0.40
2022	32,103	29.3420 to 27.8205	937,274	—	— to 0.50	(31.11) to (31.46)
2021	33,629	42.5943 to 40.5874	1,425,874	—	— to 0.50	11.93 to 11.37
V35
2025	16,222	66.0845 to 63.0705	1,071,103	0.23	— to 0.20	20.76 to 20.52
2024	21,913	54.7255 to 52.3339	1,198,483	0.98	— to 0.20	30.10 to 29.84
2023	19,947	42.0653 to 40.3078	838,490	0.39	— to 0.50	15.29 to 15.06
2022	19,967	36.4865 to 33.9863	727,988	0.67	— to 0.50	(2.86) to (3.35)
2021	8,384	37.5620	312,139	0.22	—	27.62 to 26.99
V13
2025	4,804	44.5633	214,087	1.50	—	17.14
2024	5,308	38.0422	201,948	1.34	—	14.87
2023	2,780	33.1181	92,072	1.61	—	12.09
2022	2,780	29.5448	82,142	1.35	—	0.85
2021	2,896	29.2970	84,842	1.23	—	33.04
A39
2025	23,627	55.3932 to 41.0794	1,089,160	0.66	— to 0.50	16.17 to 15.59
2024	24,073	47.6843 to 35.5391	955,713	0.71	— to 0.50	25.61 to 24.98
2023	24,800	37.9629 to 28.4360	783,718	0.54	— to 0.50	23.36 to 22.75
2022	42,329	30.7734 to 23.1654	1,062,076	0.92	— to 0.50	(20.55) to (20.94)
2021	43,948	38.7314 to 29.3017	1,388,099	0.67	— to 0.50	27.74 to 27.10
V11
2025	12,780	42.6962 to 42.5096	545,665	1.79	—	12.52
2024	14,643	37.9465	555,382	1.62	—	11.91
2023	14,951	33.9087	506,707	1.52	— to 0.50	10.24
2022	18,620	30.7596 to 28.6522	570,191	1.40	— to 0.50	(7.71) to (8.17)
2021	21,086	33.1850 to 31.2020	700,029	1.64	—	18.35 to 17.76
IB1
2025	37,700	64.7715	2,441,896	1.48	—	15.62
2024	38,376	56.0228	2,149,927	1.37	—	16.00
2023	26,743	48.2959	1,291,569	1.59	—	12.66
2022	31,126	42.8681	1,334,331	1.67	—	(5.75)
2021	32,033	45.4842	1,456,995	1.57	—	28.51

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
A21
2025	137,178	$41.5271 to $28.5416	$4,921,477	1.46%	— %to 0.50%	16.50% to 15.92%
2024	175,539	35.6459 to 17.1497	5,578,690	1.83	— to 0.50	0.62 to 0.12
2023	163,475	35.4267 to 24.5935	5,073,380	0.19	— to 0.50	18.15 to 17.56
2022	187,541	29.9858 to 20.9201	4,750,258	1.68	— to 0.50	(18.31) to (18.71)
2021	206,616	36.7047 to 25.7356	6,466,984	1.29	— to 0.50	5.89 to 5.36
I76
2025	12,915	39.1816	506,034	—	—	8.05
2024	13,288	36.2637	481,867	0.13	—	18.09
2023	13,766	30.7082	422,716	—	—	16.57
2022	8,137	26.3421	214,347	—	—	(20.51)
2021	7,687	33.1373	254,742	0.18	—	20.40
MB0
2025	30,332	51.5706	1,564,235	1.02	—	18.06
2024	30,786	43.6822	1,344,798	2.76	—	9.94
2023	21,657	39.7314	860,447	0.42	—	23.56
2022	23,421	32.1561	753,122	—	—	(18.14)
2021	23,317	39.2814	915,919	—	—	17.74
MB1
2025	51,790	16.6830	864,006	2.95	—	32.44
2024	54,492	12.5969	686,427	2.95	—	3.96
2023	54,787	12.1175	663,881	2.82	—	16.00
2022	64,103	10.4457	669,600	2.77	—	(14.16)
2021	63,064	12.1684	767,392	2.46	—	11.05
MB5
2025	34,148	69.4877	2,372,872	—	—	19.61
2024	21,021	58.0936	1,221,162	—	—	25.50
2023	21,914	46.2902	1,014,411	—	—	32.04
2022	24,157	35.0585	846,925	—	—	(25.41)
2021	56,842	47.0015	2,671,640	—	—	21.49

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
MA9
2025	15,079	$36.8052	$554,999	1.73%	— %	17.31%
2024	16,619	31.3746	521,408	1.97	—	18.63
2023	16,915	26.4480	447,365	2.08	—	7.60
2022	18,482	24.5788	454,254	1.94	—	(1.45)
2021	21,019	24.9405	524,229	1.59	—	30.01
MD8
2025	168,216	11.9219 to 11.1671	1,980,142	3.89	— to 0.50	3.86 to 3.34
2024	398,780	11.4789 to 10.8059	4,553,418	4.76	— to 0.50	4.85 to 4.33
2023	529,575	10.9477 to 10.3576	5,763,975	4.48	— to 0.50	4.59 to 4.07
2022	687,139	10.4670 to 9.9522	7,155,243	1.28	— to 0.50	1.17 to 0.67
2021	299,238	10.3457 to 9.8859	3,074,569	—	— to 0.50	0.00 to (0.50)
M07
2025	124,073	24.2293 to 22.7791	2,984,228	2.71	— to 0.50	11.16 to 10.61
2024	128,079	21.7961 to 20.5939	2,774,546	2.48	— to 0.50	7.75 to 7.21
2023	132,205	20.2280 to 19.2084	2,658,437	2.03	— to 0.50	10.44 to 9.90
2022	146,938	18.3153 to 17.4788	2,676,449	1.72	— to 0.50	(9.58) to (10.03)
2021	156,350	20.2563 to 19.4276	3,151,184	1.96	— to 0.50	14.12 to 13.55
M35
2025	13,284	23.5745	313,157	2.51	—	10.91
2024	14,187	21.2546	301,554	2.33	—	7.46
2023	14,089	19.7790	278,674	1.82	—	10.22
2022	15,064	17.9455	270,333	1.54	—	(9.84)
2021	10,791	19.9038	214,772	1.46	—	13.84
M31
2025	40,802	70.7559 to 68.4975	2,864,627	—	— to 0.20	12.19 to 11.97
2024	43,078	63.0651 to 61.1742	2,695,591	—	— to 0.20	31.47 to 31.20
2023	52,691	47.9709 to 46.6260	2,508,519	—	— to 0.50	35.86 to 35.59
2022	53,048	35.3083 to 34.3868	1,855,676	—	— to 0.50	(31.63) to (31.77)
2021	60,092	51.6465 to 49.0068	3,075,037	—	— to 0.50	23.53 to 22.92
MF1
2025	109,904	49.0142 to 45.9114	5,334,369	—	— to 0.50	3.66 to 3.15
2024	117,247	47.2819 to 44.5101	5,493,465	—	— to 0.50	14.72 to 14.15
2023	118,612	41.2143 to 38.9932	4,845,440	—	— to 0.50	21.32 to 20.72
2022	133,866	33.9711 to 32.3005	4,509,721	—	— to 0.50	(28.70) to (29.05)
2021	178,030	47.6438 to 45.5271	8,428,223	—	— to 0.50	14.11 to 13.54
M05
2025	64,402	37.8732 to 35.4755	2,431,458	—	— to 0.50	12.96 to 12.40
2024	67,412	33.5275 to 31.5618	2,253,399	—	— to 0.50	6.72 to 6.19
2023	75,330	31.4153 to 29.7222	2,358,943	—	— to 0.50	14.41 to 13.84
2022	96,778	27.4581 to 26.1076	2,641,563	—	— to 0.50	(29.76) to (30.11)
2021	121,279	39.0905 to 37.3537	4,719,585	—	— to 0.50	1.80 to 1.29
M06
2025	395,864	13.5949 to 12.7342	5,360,219	4.60	— to 0.50	7.17 to 6.64
2024	344,516	12.6852 to 11.9415	4,351,484	4.34	— to 0.50	2.55 to 2.04
2023	443,179	12.3700 to 11.7033	5,463,880	3.44	— to 0.50	7.38 to 6.85
2022	387,668	11.5199 to 10.9534	4,448,405	2.62	— to 0.50	(13.94) to (14.36)
2021	340,425	13.3851 to 12.7904	4,537,195	2.90	— to 0.50	(0.81) to (1.31)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
M33
2025	104,727	$51.1995 to $50.1797	$5,355,384	0.96%	— %	12.85%
2024	112,313	45.3694 to 44.4657	5,089,685	0.60	—	18.87
2023	121,845	38.1665 to 37.4063	4,645,406	0.50	—	22.42
2022	138,306	31.1771 to 30.5561	4,307,698	0.48	—	(17.21)
2021	147,349	37.6584 to 36.9083	5,543,619	0.54	—	24.80
M44
2025	119,329	21.7956 to 20.5910	2,591,816	2.88	— to 0.50	15.01 to 14.44
2024	129,985	18.9512 to 17.9933	2,456,062	2.26	— to 0.50	11.66 to 11.10
2023	146,454	16.9721 to 16.1952	2,479,571	3.54	— to 0.50	(2.11) to (2.59)
2022	154,637	17.3376 to 16.6266	2,672,236	2.33	— to 0.50	0.76 to 0.26
2021	148,921	17.2077 to 16.5843	2,555,726	1.74	— to 0.50	14.09 to 13.52
M40
2025	10,534	20.9419 to 20.7807	219,901	2.73	—	14.76
2024	11,035	18.2487 to 18.1083	200,753	2.10	—	11.34
2023	10,755	16.3894 to 16.2633	175,730	2.99	—	(2.33)
2022	14,831	16.7805 to 16.6513	248,353	2.21	—	0.48
2021	16,665	16.7005 to 16.5719	277,662	1.57	—	13.82
M83
2025	209,272	40.1401 to 26.6098	8,238,269	1.60	— to 0.50	13.01 to 12.45
2024	222,356	35.5181 to 23.6635	7,762,049	1.65	— to 0.50	11.61 to 11.05
2023	262,501	31.8228 to 21.3080	8,256,572	1.63	— to 0.50	7.93 to 7.40
2022	283,832	29.4842 to 19.8405	8,267,121	1.38	— to 0.50	(5.91) to (6.37)
2021	297,819	31.3354 to 21.1914	9,217,867	1.36	— to 0.50	25.45 to 24.83
M08
2025	42,625	27.1463 to 27.0767	1,156,544	1.40	—	12.77
2024	43,029	24.0731 to 24.0114	1,035,343	1.70	—	11.35
2023	48,861	21.6185 to 21.5631	1,055,865	1.32	—	7.63
2022	56,414	20.0854 to 20.0339	1,132,336	1.16	—	(6.14)
2021	71,620	21.4000 to 21.3451	1,531,183	1.15	—	25.16
MB6
2025	29,186	78.0605 to 68.9403	2,185,980	1.02	— to 0.50	16.10 to 15.52
2024	31,060	67.2360 to 59.6771	2,001,892	1.01	— to 0.50	25.50 to 24.87
2023	30,920	53.5737 to 47.7897	1,594,928	1.30	— to 0.50	28.53 to 27.89
2022	38,048	41.6834 to 37.3683	1,537,246	1.14	— to 0.50	(16.00) to (16.42)
2021	41,520	49.6257 to 44.7104	1,990,856	1.12	— to 0.50	29.53 to 28.88
MA0
2025	73,325	20.9761	1,538,071	4.59	—	7.30
2024	78,603	19.5481	1,536,535	3.76	—	2.70
2023	75,878	19.0340	1,444,261	3.65	—	8.89
2022	64,166	17.4796	1,121,609	3.14	—	(16.62)
2021	64,154	20.9644	1,344,959	2.73	—	(1.66)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
MA1
2025	236,080	$13.8681	$3,274,006	1.92%	— %	33.35%
2024	242,915	10.3997	2,526,250	2.51	—	11.31
2023	239,283	9.3428	2,235,569	1.19	—	10.71
2022	231,365	8.4393	1,952,567	3.95	—	(19.94)
2021	231,187	10.5418	2,437,144	0.27	—	(7.02)
M92
2025	2,466	20.6944	51,035	4.47	—	15.21
2024	4,062	17.9629	72,958	0.52	—	4.68
2023	4,461	17.1595	76,547	0.15	—	9.35
2022	8,459	15.6927	132,749	1.87	—	(7.44)
2021	9,502	16.9548	161,097	0.78	—	2.58
M96
2025	59,243	21.1650 to 20.8017	1,254,977	4.26	— to 0.50	6.99 to 6.46
2024	64,656	19.7822 to 19.5398	1,280,305	3.47	— to 0.50	0.77 to 0.27
2023	75,686	19.6301 to 19.4872	1,487,829	1.50	— to 0.50	4.15 to 3.63
2022	107,768	18.8487 to 18.8047	2,033,367	2.06	— to 0.50	(12.26) to (12.69)
2021	112,720	21.4816 to 21.5385	2,424,034	2.14	— to 0.50	(1.89) to (2.38)
MD2
2025	8,162	13.9529	113,881	2.35	—	6.63
2024	21,664	13.0849	283,466	3.18	—	0.53
2023	26,590	13.0161	346,110	0.72	—	3.86
2022	20,712	12.5329	259,592	1.78	—	(12.45)
2021	19,140	14.3148	273,985	1.58	—	(2.14)
MA6
2025	109,708	40.0784 to 34.5721	3,468,475	6.66	— to 0.50	8.65 to 8.11
2024	115,338	36.8892 to 16.6732	3,386,099	6.17	— to 0.50	6.92 to 6.39
2023	129,514	34.5002 to 30.0593	3,529,656	5.76	— to 0.50	12.41 to 11.85
2022	149,899	30.6919 to 26.8746	3,571,092	5.38	— to 0.50	(10.51) to (10.96)
2021	159,553	34.2983 to 30.1822	4,329,793	5.05	— to 0.50	3.49 to 2.97
M97
2025	66,472	43.0409 to 39.4960	2,851,922	0.91	— to 0.50	21.12 to 20.51
2024	44,432	35.5370 to 32.7731	1,575,468	0.98	— to 0.50	9.00 to 8.46
2023	46,772	32.6022 to 30.2177	1,523,344	1.06	— to 0.50	14.72 to 14.15
2022	59,890	28.4193 to 26.4720	1,700,782	0.60	— to 0.50	(14.95) to (15.38)
2021	55,964	33.4165 to 31.2822	1,868,715	0.53	— to 0.50	9.27 to 8.72
MD5
2025	9,148	41.2057	376,955	0.67	—	20.81
2024	11,339	34.1085	386,768	0.83	—	8.76
2023	11,516	31.3609	361,163	0.94	—	14.39
2022	11,828	27.4149	324,268	0.35	—	(15.18)
2021	14,412	32.3220	465,827	0.46	—	8.99

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
MD6
2025	37,316	$65.6256 to $50.5338	$2,399,126	0.27%	— % to 0.50%	9.90% to 9.35%
2024	46,520	59.7139 to 46.2113	2,722,799	0.35	— to 0.50	16.27 to 15.68
2023	50,788	51.3598 to 39.9460	2,555,771	0.31	— to 0.50	24.01 to 23.39
2022	51,582	41.4170 to 32.3733	2,104,963	0.10	— to 0.50	(19.26) to (19.66)
2021	51,365	51.2955 to 40.2950	2,596,216	0.25	— to 0.50	25.97 to 25.35
ME3
2025	16,449	18.3158	301,274	1.29	—	21.75
2024	16,625	15.0432	250,092	1.07	—	2.78
2023	105,938	14.6357	1,550,465	0.77	—	12.83
2022	90,645	12.9717	1,175,815	1.66	—	(17.80)
2021	63,884	15.7808	1,008,140	0.49	—	11.27
MB8
2025	73,156	65.1462 to 52.8228	3,867,180	0.99	— to 0.50	5.76 to 5.23
2024	78,415	61.6010 to 37.2373	3,973,782	0.95	— to 0.50	4.95 to 4.42
2023	82,133	58.6956 to 48.0707	3,965,723	0.78	— to 0.50	18.96 to 18.37
2022	97,708	49.3417 to 40.6114	3,859,761	0.74	— to 0.50	(18.37) to (18.78)
2021	101,635	60.4485 to 50.0015	4,958,465	0.89	— to 0.50	29.64 to 28.99
MF4
2025	66,171	27.3609	1,810,488	2.90	—	10.00
2024	70,520	24.8741	1,754,123	1.96	—	5.86
2023	73,796	23.4976	1,734,027	2.96	—	10.42
2022	78,596	21.2795	1,672,498	1.86	—	(15.39)
2021	126,450	25.1486	3,180,043	2.31	—	7.00
MF6
2025	101,914	55.2211 to 59.5296	4,423,928	1.71	— to 0.50	3.53 to 3.01
2024	98,897	53.3401 to 17.5999	4,133,771	2.12	— to 0.50	(2.69) to (3.18)
2023	99,217	54.8141 to 59.6849	4,227,799	0.84	— to 0.50	11.46 to 10.90
2022	119,248	49.1799 to 53.8169	4,336,336	1.59	— to 0.50	(26.94) to (27.30)
2021	126,576	67.3116 to 74.0262	6,188,574	1.51	— to 0.50	30.12 to 29.48
MF8
2025	60,325	47.5128 to 45.3461	2,862,826	1.47	— to 0.20	12.18 to 11.96
2024	64,188	42.3536 to 40.5030	2,715,662	1.11	— to 0.20	10.34 to 10.12
2023	72,981	38.3859 to 36.7824	2,786,949	2.57	— to 0.20	15.29 to 15.06
2022	75,929	33.2956 to 31.9683	2,516,274	1.67	— to 0.20	(18.27) to (18.43)
2021	81,540	40.7379 to 39.1921	3,308,212	1.71	— to 0.20	15.76 to 15.53

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
MG0
2025	26,433	$14.0672 to $13.4257	$371,429	3.41%	— % to 0.20%	8.63% to 8.41%
2024	27,689	12.9496 to 12.3838	358,196	3.82	— to 0.20	(3.94) to (4.13)
2023	50,792	13.4806 to 12.9175	684,338	2.83	— to 0.20	2.74 to 2.54
2022	69,590	13.1209 to 12.5979	912,722	4.29	— to 0.20	(21.55) to (21.71)
2021	56,000	16.7255 to 16.0908	936,171	1.01	— to 0.20	1.63 to 1.42
MF2
2025	290,180	15.1016 to 13.8210	4,371,347	4.45	— to 0.50	5.83 to 5.30
2024	301,311	14.2698 to 13.1250	4,289,839	3.84	— to 0.50	5.30 to 4.77
2023	341,344	13.5519 to 12.5274	4,617,234	1.56	— to 0.50	6.08 to 5.55
2022	361,474	12.7752 to 11.8682	4,609,889	2.02	— to 0.50	(4.14) to (4.61)
2021	359,287	13.3263 to 12.4420	4,779,418	2.23	— to 0.50	0.16 to (0.34)
MG3
2025	130,392	48.8186 to 45.3252	5,919,638	1.04	—	5.98
2024	147,420	46.0650 to 42.7686	6,317,257	1.29	—	13.75
2023	131,315	40.4976 to 37.5996	4,948,339	1.68	—	12.73
2022	149,759	35.9257 to 33.3549	5,009,572	0.98	—	(8.79)
2021	160,471	39.3859 to 36.5674	5,893,730	0.81	—	30.99
MG5
2025	120,193	37.4059 to 35.7001	4,495,638	2.34	— to 0.20	11.29 to 11.07
2024	123,400	33.6098 to 32.1412	4,147,233	1.54	— to 0.20	8.31 to 8.10
2023	150,831	31.0301 to 29.7339	4,668,549	2.41	— to 0.20	12.99 to 12.77
2022	205,288	27.4623 to 26.3676	5,627,993	2.05	— to 0.20	(16.76) to (16.93)
2021	210,347	32.9932 to 31.7413	6,929,251	2.07	— to 0.20	11.61 to 11.38
ME0
2025	12,569	54.3640 to 49.8866	682,219	1.80	— to 0.50	3.08 to 2.57
2024	13,390	52.7377 to 48.6361	705,174	1.34	— to 0.50	9.52 to 8.97
2023	24,132	48.1529 to 44.6311	1,160,852	1.15	— to 0.50	11.46 to 10.91
2022	24,975	43.2018 to 40.2418	1,077,945	0.77	— to 0.50	(10.96) to (11.40)
2021	17,813	48.5189 to 45.4202	860,870	0.78	— to 0.50	34.05 to 33.39
V43
2025	9,046	87.6305 to 80.4129	787,986	0.41	— to 0.50	12.44 to 11.88
2024	8,604	77.9369	670,692	—	—	41.73
2023	3,660	54.9903	201,306	—	—	44.13
2022	4,591	38.1538	175,191	—	—	(62.97)
2021	4,678	103.0271	482,030	—	—	(11.19)
O01
2025	30,631	83.2945	2,551,417	—	—	12.80
2024	33,364	73.8454	2,463,772	—	—	34.16
2023	23,772	55.0420	1,308,467	—	—	35.38
2022	24,795	40.6588	1,008,136	—	—	(30.78)
2021	26,762	58.7406	1,572,008	—	—	22.57

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
O19
2025	2,623	$52.9283	$138,847	—%	— %	12.53%
2024	2,642	47.0336	124,285	—	—	33.83
2023	2,670	35.1453	93,826	—	—	35.03
2022	3,456	26.0283	89,970	—	—	(30.96)
2021	3,439	37.7018	129,655	—	—	22.28
O00
2025	9,487	17.9524	170,321	—	—	4.79
2024	13,464	17.1320	230,667	—	—	24.23
2023	14,020	13.7903	193,341	—	—	13.15
2022	14,639	12.1876	178,410	—	—	(30.98)
2021	15,193	17.6584	268,279	—	—	19.10
O20
2025	6,300	38.2141	240,776	—	—	15.01
2024	6,194	33.2259	205,813	—	—	15.78
2023	6,186	28.6966	177,549	—	—	34.45
2022	6,173	21.3444	131,761	—	—	(31.94)
2021	5,760	31.3594	180,621	—	—	15.17
O21
2025	963	48.3605	46,593	0.32	—	15.64
2024	948	41.8201	39,642	—	—	23.39
2023	1,047	33.8919	35,500	0.24	—	22.83
2022	3,107	21.5929	85,748	0.63	—	(20.31)
2021	8,339	34.6251	288,735	0.53	—	27.23
P10
2025	41,203	9.8122	404,297	2.89	—	18.79
2024	41,790	8.2599	345,190	2.23	—	4.16
2023	39,091	7.9300	309,995	14.71	—	(7.85)
2022	57,310	8.6059	493,208	22.20	—	8.61
2021	71,040	7.9233	562,883	3.85	—	33.34
PK8
2025	55,619	52.4520 to 23.7449	2,289,323	6.88	—	15.04
2024	58,794	45.5950 to 20.6576	2,135,722	6.40	—	7.55 to 7.55
2023	53,335	42.3937 to 19.2071	1,936,188	5.65	—	11.11 to 11.14
2022	64,259	38.1434 to 17.2815	2,024,161	4.77	—	(15.71) to (15.73)
2021	68,661	45.2649 to 20.5067	2,574,107	4.50	—	(2.57) to (2.56)
PK9
2025	1,082	23.1359 to 22.6515	24,970	4.44	—	22.00
2024	1,268	18.9635 to 18.5665	23,978	3.54	—	10.81
2023	1,329	17.1139 to 16.7556	22,701	2.25	—	13.02
2022	1,444	15.1421 to 14.8251	21,817	2.03	—	(18.36)
2021	1,550	18.5471 to 18.1588	28,698	2.09	—	12.63
P06
2025	58,593	24.6610 to 18.5718	1,432,324	3.32	—	7.87
2024	58,179	22.8616 to 17.2167	1,319,097	2.61	—	2.13
2023	58,664	22.3838 to 16.8568	1,303,384	2.91	—	3.67
2022	65,228	21.5912 to 16.2599	1,399,839	6.89	—	(11.90) to (11.91)
2021	65,080	24.5104 to 18.4521	1,581,514	4.94	—	5.61

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	total Return[3]
P07
2025	301,833	$24.8901 to $19.4732	$7,329,139	4.08%	— %	8.92%
2024	283,079	22.8527 to 17.8792	6,297,189	4.08	—	2.54
2023	381,462	22.2874 to 17.4369	8,371,958	3.57	—	5.94
2022	267,882	21.0379 to 16.4569	5,509,973	2.58	—	(14.31)
2021	299,916	24.5506 to 19.2028	7,212,993	1.83	—	(1.27)
307
2025	95,800	125.8734	12,058,708	—	—	18.74
2024	102,676	106.0114	10,884,875	—	—	35.51
2023	110,043	78.2303	8,608,698	—	—	49.29
2022	128,845	52.4019	6,751,726	—	—	(38.50)
2021	130,662	85.2092	11,133,594	—	—	17.62
W42
2025	950	38.2010	36,326	—	—	4.47
2024	865	36.5672	31,639	—	—	14.18
2023	888	32.0264	28,467	—	—	21.74
2022	2,219	26.3082	58,401	—	—	(33.46)
2021	5,401	39.5391	213,604	0.77	—	8.90

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the SubAccounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts when there are multiple price levels.

[4]

These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts when there are multiple price levels.

[5]

Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.